                                                            OMB APPROVAL
                                                     OMB Number:       3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number      811-08481
                                   ----------------------------

                         Nations Separate Account Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


  One Bank of America Plaza, NC1-002-12-01, Charlotte NC       28255
-----------------------------------------------------------------------------
        (Address of principal executive offices)            (Zip code)


                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
             ------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:   704-388-9174
                                                    ---------------------


Date of fiscal year end:   12/31/04
                        -------------------------

Date of reporting period:  7/1/04 - 9/30/04
                         ------------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 89.8%
             AUSTRALIA - 1.5%
   38,708    The News Corporation Ltd., ADR(a)                                                               $    1,272,332
                                                                                                             --------------
             AUSTRIA - 1.0%
   21,594    Erste Bank der osterreichischen Sparkassen AG                                                          898,462
                                                                                                             --------------
             BERMUDA - 4.3%
   37,000    Esprit Holdings Ltd.                                                                                   187,893
   56,000    Golar LNG Ltd.=                                                                                        881,825
   85,512    Tyco International Ltd.                                                                              2,621,798
                                                                                                             --------------
                                                                                                                  3,691,516
                                                                                                             --------------
             BRAZIL - 1.7%
   26,284    Natura Cosmeticos SA                                                                                   531,380
   38,466    Unibanco Holdings, GDR                                                                                 932,031
                                                                                                             --------------
                                                                                                                  1,463,411
                                                                                                             --------------
             CANADA - 2.8%
   48,508    Shoppers Drug Mart Corporation                                                                       1,310,871
   43,993    Talisman Energy Inc.                                                                                 1,139,845
                                                                                                             --------------
                                                                                                                  2,450,716
                                                                                                             --------------
             CAYMAN ISLANDS - 1.0%
  255,500    ASM Pacific Technology Ltd.(a)                                                                         837,136
                                                                                                             --------------
             CHINA - 2.1%
   26,491    China Telecom Corporation, Ltd., ADR(a)                                                                855,659
   17,648    CNOOC Ltd., ADR                                                                                        928,285
                                                                                                             --------------
                                                                                                                  1,783,944
                                                                                                             --------------
             FRANCE - 7.3%
   41,090    JC Decaux SA=                                                                                          933,918
   40,282    Renault SA                                                                                           3,294,492
   10,504    Total SA                                                                                             2,139,539
                                                                                                             --------------
                                                                                                                  6,367,949
                                                                                                             --------------
             GERMANY - 3.9%
   11,055    SAP AG                                                                                               1,723,154
   22,919    Siemens AG (REGD)                                                                                    1,679,458
                                                                                                             --------------
                                                                                                                  3,402,612
                                                                                                             --------------
             HUNGARY - 1.0%
   19,938    OTP Bank Rt., ADR (caret)                                                                              892,216
                                                                                                             --------------
             INDIA - 1.3%
   80,575    ICICI Bank Ltd., ADR                                                                                 1,111,935
                                                                                                             --------------
             JAPAN - 14.0%
   18,000    CANON Inc.                                                                                             845,983
      351    KDDI Corporation                                                                                     1,703,806
    6,400    KEYENCE CORPORATION                                                                                  1,346,024
       92    Millea Holdings, Inc.                                                                                1,185,320
      205    Mitsubishi Tokyo Financial Group Inc.                                                                1,709,341
  151,500    Nissan Motor Company, Ltd.                                                                           1,649,503
   46,800    Sony Corporation(a)                                                                                  1,596,588
   39,500    YAMADA DENKI CO., LTD.                                                                               1,361,884
   56,000    YAMATO TRANSPORT CO., LTD.                                                                             770,784
                                                                                                             --------------
                                                                                                                 12,169,233
                                                                                                             --------------
             MEXICO - 2.1%
   35,347    Grupo Televisa SA, ADR                                                                               1,863,847
                                                                                                             --------------
             RUSSIA - 1.2%
    7,094    Mobile Telesystems, ADR                                                                              1,028,559
                                                                                                             --------------
             SINGAPORE - 2.6%
  828,000    Capitaland Ltd.                                                                                        880,328
1,296,878    Shangri-La Asia Ltd.                                                                                 1,396,987
                                                                                                             --------------
                                                                                                                  2,277,315
                                                                                                             --------------
             SOUTH KOREA - 2.8%
    6,220    Samsung Electronics Company, Ltd.                                                                    2,473,956
                                                                                                             --------------

             SPAIN - 2.0%
    43,695   Sogecable, SA=(a)                                                                                    1,758,322
                                                                                                             --------------
             SWITZERLAND - 11.2%
     7,398   Nestle SA (REGD)                                                                                     1,694,425
    31,779   Roche Holding AG                                                                                     3,283,007
    14,355   Syngenta AG                                                                                          1,368,019
    47,443   UBS AG (REGD)                                                                                        3,339,665
                                                                                                             --------------
                                                                                                                  9,685,116
                                                                                                             --------------
             TAIWAN - 0.9%
   110,723   Taiwan Semiconductor Manufacturing Company Ltd., ADR                                                   790,562
                                                                                                             --------------
             UNITED KINGDOM - 18.9%
    68,614   Boots Group plc                                                                                        797,110
    25,776   Carnival plc                                                                                         1,267,288
   575,681   EMI Group plc                                                                                        2,299,603
   216,305   HSBC Holdings plc                                                                                    3,432,703
   203,650   InterContinental Hotels Group plc                                                                    2,316,114
   302,725   Reed Elsevier plc                                                                                    2,656,809
    59,849   Royal Bank of Scotland plc (caret)                                                                   1,728,462
   747,351   Vodafone Group plc                                                                                   1,788,506
                                                                                                             --------------
                                                                                                                 16,286,595
                                                                                                             --------------
             UNITED STATES - 6.2%
    35,636   NTL Incorporated=                                                                                    2,211,927
    19,379   Synthes, Inc.                                                                                        2,110,630
    20,361   Wynn Resorts, Ltd.=                                                                                  1,052,460
                                                                                                             --------------
                                                                                                                  5,375,017
                                                                                                             --------------
             TOTAL COMMON STOCKS
                (Cost $67,638,447)                                                                               77,880,751
                                                                                                             --------------
             PREFERRED STOCKS - 1.6%
                (Cost $1,457,216)
             AUSTRALIA - 1.6%
    45,500   The News Corporation Ltd., ADR                                                                       1,425,515
                                                                                                             --------------
             AFFILIATED INVESTMENT COMPANIES - 11.7%
                (Cost $10,190,291)
10,190,291   Nations Cash Reserves, Capital Class Shares#                                                        10,190,291
                                                                                                             --------------
             TOTAL INVESTMENTS
                (Cost $79,285,954*)                                                       103.1%                 89,496,557
                                                                                                             --------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                     (3.1)%                 (2,683,798)
                                                                                                             --------------
             NET ASSETS                                                                   100.0%             $   86,812,759
                                                                                                             ==============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $4,823,291.

(a) All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $3,927,937 and $4,683,343, respectively.

ABBREVIATIONS:

ADR - American Depository Receipt

AMBAC - American Municipal Bond Assurance Corporation

MTN - Medium Term Note

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 98.7%
             BRAZIL - 5.4%
 53,700      Centrais Electricas Brasileiras SA, ADR                                                         $      429,187
 17,289      Petroleo Brasileiro SA, ADR                                                                            551,865
    192      Tele Celular Sul Participacoes SA, ADR                                                                   2,740
    693      Tele Centro Oeste Celular Participacoes SA, ADR                                                          7,069
     41      Tele Leste Celular Participacoes SA, ADR=                                                                  627
 21,100      Tele Norte Leste Participacoes SA, ADR                                                                 279,153
                                                                                                              -------------
                                                                                                                  1,270,641
                                                                                                              -------------
             CANADA - 0.5%
 55,200      Bombardier Inc., Class B                                                                               126,927
                                                                                                              -------------
             FRANCE - 3.2%
 29,510      Alcatel SA, ADR=                                                                                       346,152
  5,500      Nexans SA                                                                                              186,691
  2,715      Renault SA                                                                                             222,048
                                                                                                              -------------
                                                                                                                    754,891
                                                                                                              -------------
             GERMANY - 10.8%
 17,630      Bayerische Hypo-und Vereinsbank AG, ADR                                                                336,768
  7,400      DaimlerChrysler AG                                                                                     306,508
 42,890      Deutsche Telekom AG, ADR=                                                                              800,326
  3,190      E.On AG, ADR                                                                                           235,103
  2,112      Hypo Real Estate Holdings AG, ADR=                                                                      72,136
  6,000      Schering AG                                                                                            376,500
 55,100      Volkswagen AG                                                                                          423,333
                                                                                                              -------------
                                                                                                                  2,550,674
                                                                                                              -------------
             ITALY - 4.6%
141,040      Banca Intesa SpA                                                                                       536,024
 17,824      Telecom Italia SpA, ADR                                                                                548,266
                                                                                                              -------------
                                                                                                                  1,084,290
                                                                                                              -------------
             JAPAN - 21.9%
 13,700      Daiichi Pharmaceutical Company, Ltd.                                                                   235,802
  7,400      Fuji Photo Film Company, Ltd., ADR                                                                     243,164
  9,610      Hitachi, Ltd., ADR                                                                                     579,964
     62      Japan Tobacco, Inc.                                                                                    518,659
 24,700      Matsushita Electric Industrial Company Ltd., ADR                                                       331,474
  7,400      Millea Holdings, Inc., ADR                                                                             475,598
134,000      Mitsubishi Heavy Industries, Ltd.=                                                                     378,116
 51,380      Mitsubishi Tokyo Financial Group Inc.                                                                  428,509
 37,000      Mitsui Sumitomo Insurance Company, Ltd.                                                                305,158
 19,000      Nippon Mitsubishi Oil Corporation                                                                      119,811
 14,700      Nippon Telegraph and Telephone Corporation, ADR                                                        293,706
  5,000      Ono Pharmaceutical Company, Ltd.                                                                       221,839
 18,000      Sankyo Company, Ltd.                                                                                   380,529
 68,200      Sumitomo Mitsui Financial Group, Inc., ADR                                                             389,838
  3,300      TDK Corporation, ADR                                                                                   221,298
                                                                                                              -------------
                                                                                                                  5,123,465
                                                                                                              -------------
             MEXICO - 3.2%
 15,311      Cemex SA de CV, ADR                                                                                    430,852
 10,090      Telefonos de Mexico SA de CV 'L', ADR                                                                  325,604
                                                                                                              -------------
                                                                                                                    756,456
                                                                                                              -------------
             NETHERLANDS - 10.0%
 18,002      ABN AMRO Holding N.V., ADR                                                                             409,726
  6,120      Akzo Nobel N.V., ADR                                                                                   217,260
 20,235      ING Groep NV, ADR                                                                                      511,541
 48,300      Koninklijke Ahold NV, ADR=                                                                             308,637
 11,000      Unilever NV                                                                                            635,800
 16,465      Wolters Kluwer NV, ADR                                                                                 277,093
                                                                                                              -------------
                                                                                                                  2,360,057
                                                                                                              -------------
             NEW ZEALAND - 1.3%
  9,760      Telecom Corporation of New Zealand Ltd., ADR                                                           310,466
                                                                                                              -------------

             PORTUGAL - 1.9%
 41,292      Portugal Telecommunications, SGPS, SA, ADR                                                             454,212
                                                                                                              -------------
             RUSSIA - 1.5%
  2,900      LUKOIL, ADR                                                                                            359,600
                                                                                                              -------------
             SINGAPORE - 3.3%
 10,410      DBS Group Holdings Ltd., ADR                                                                           395,724
 46,000      Overseas-Chinese Banking Corporation Ltd.                                                              382,514
                                                                                                              -------------
                                                                                                                    778,238
                                                                                                              -------------
             SOUTH KOREA - 2.8%
 34,780      Korea Electric Power Corporation, ADR                                                                  366,929
 16,580      KT Corporation, ADR                                                                                    299,601
                                                                                                              -------------
                                                                                                                    666,530
                                                                                                              -------------
             SPAIN - 6.7%
 44,870      Banco Bilbao Vizcaya Argentaria SA, ADR                                                                619,205
 11,300      Repsol YPF SA, ADR                                                                                     247,696
 15,592      Telefonica SA, ADR                                                                                     701,484
                                                                                                              -------------
                                                                                                                  1,568,385
                                                                                                              -------------
             SWITZERLAND - 5.9%
 11,000      Nestle SA                                                                                              629,855
  9,330      Swisscom AG, ADR                                                                                       323,938
 29,800      Zurich Financial Services AG, ADR                                                                      424,793
                                                                                                              -------------
                                                                                                                  1,378,586
                                                                                                              -------------
             UNITED KINGDOM - 14.6%
 25,120      BAE Systems plc, ADR                                                                                   408,652
  8,780      British American Tobacco plc, ADR                                                                      256,288
  8,812      BT Group plc, ADR                                                                                      290,355
  9,930      Corus Group plc, ADR=                                                                                   92,548
 91,700      Friends Provident plc                                                                                  231,065
 18,090      Glaxosmithkline plc - ADR                                                                              791,076
 45,050      Invensys plc, ADR=                                                                                      18,344
 15,312      J Sainsbury plc, ADR                                                                                   282,344
 12,064      Marks & Spencer Group plc, ADR                                                                         449,273
 90,600      Royal & Sun Alliance Insurance Group plc                                                               117,221
 90,600      Royal & Sun Alliance Insurance Group plc (caret)                                                       117,221
102,400      WM Morrison Supermarkets plc                                                                           356,698
                                                                                                              -------------
                                                                                                                  3,411,085
                                                                                                              -------------
             VENEZUELA - 1.1%
 11,443      Cia Anonima Nacional Telefonos de Venezuela, ADR                                                       257,811
                                                                                                              -------------
             TOTAL COMMON STOCKS
                (Cost $20,573,406)                                                                               23,212,314
                                                                                                              -------------
             PREFERRED STOCKS - 0.2%
               (Cost $90,355)
             BRAZIL - 0.2%
  2,080      Telecomunicacoes Brasileiras SA - Telebras, ADR                                                         57,200
                                                                                                              -------------
             AFFILIATED INVESTMENT COMPANIES - 1.0%
               (Cost $234,000)
234,000      Nations Cash Reserves, Capital Class Shares#                                                           234,000
                                                                                                              -------------
             TOTAL INVESTMENTS
                (Cost $20,897,761*)                                                        99.9%                 23,503,514
                                                                                                              -------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                       0.1%                     27,623
                                                                                                              -------------
             NET ASSETS                                                                   100.0%              $  23,531,137
                                                                                                              =============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR - American Depository Receipt

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - MARSICO FOCUSED EQUITIES PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 95.7%
             APPAREL AND TEXTILES - 2.2%
   49,831    Nike, Inc., Class B                                                                             $    3,926,683
                                                                                                             --------------
             BEVERAGES - 0.8%
   29,739    PepsiCo, Inc.                                                                                        1,446,802
                                                                                                             --------------
             COMMERCIAL BANKING - 4.1%
  161,547    Citigroup Inc.                                                                                       7,127,454
                                                                                                             --------------
             COMMERCIAL SERVICES - 3.4%
   63,956    eBay Inc.=                                                                                           5,880,115
                                                                                                             --------------
             COMPUTERS AND OFFICE EQUIPMENT - 2.9%
  143,752    Dell Inc.=                                                                                           5,117,571
                                                                                                             --------------
             CONSUMER CREDIT AND MORTGAGES - 5.3%
  234,364    Countrywide Financial Corporation                                                                    9,231,598
                                                                                                             --------------
             DEPARTMENT AND DISCOUNT STORES - 2.4%
   79,670    Wal-Mart Stores, Inc.                                                                                4,238,444
                                                                                                             --------------
             DIVERSIFIED ELECTRONICS - 2.0%
    8,760    Samsung Electronics Company, Ltd.                                                                    3,484,221
                                                                                                             --------------
             DIVERSIFIED MANUFACTURING - 4.8%
  251,867    General Electric Company                                                                             8,457,694
                                                                                                             --------------
             FINANCE - MISCELLANEOUS - 5.3%
  205,818    SLM Corporation                                                                                      9,179,483
                                                                                                             --------------
             FOOD AND DRUG STORES - 1.3%
   26,444    Whole Foods Market, Inc.                                                                             2,268,631
                                                                                                             --------------
             HEALTH SERVICES - 9.1%
  212,816    UnitedHealth Group Inc.                                                                             15,693,052
                                                                                                             --------------
             HEAVY MACHINERY - 3.3%
   72,512    Caterpillar Inc.                                                                                     5,833,590
                                                                                                             --------------
             HOUSEHOLD PRODUCTS - 3.3%
  106,073    Procter & Gamble Company                                                                             5,740,671
                                                                                                             --------------
             HOUSING AND FURNISHING - 1.8%
   61,599    Lennar Corporation, Class A                                                                          2,932,112
    2,940    Lennar Corporation, Class B                                                                            128,772
                                                                                                             --------------
                                                                                                                  3,060,884
                                                                                                             --------------
             INVESTMENT SERVICES - 3.9%
   31,779    Goldman Sachs Group, Inc.                                                                            2,963,074
   78,365    Merrill Lynch & Company, Inc.                                                                        3,896,308
                                                                                                             --------------
                                                                                                                  6,859,382
                                                                                                             --------------
             LODGING AND RECREATION - 4.1%
   47,167    Four Seasons Hotels Inc.                                                                             3,023,405
   48,312    Mandalay Resort Group                                                                                3,316,619
    4,362    MGM Mirage Inc.                                                                                        216,573
   11,826    Wynn Resorts, Ltd.=                                                                                    611,286
                                                                                                             --------------
                                                                                                                  7,167,883
                                                                                                             --------------
             MEDICAL DEVICES AND SUPPLIES - 8.1%
  123,180    Boston Scientific Corporation=                                                                       4,893,941
   87,719    Medtronic, Inc.                                                                                      4,552,616
   59,620    Zimmer Holdings, Inc.=                                                                               4,712,365
                                                                                                             --------------
                                                                                                                 14,158,922
                                                                                                             --------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 7.0%
   93,378    Motorola, Inc.                                                                                       1,684,539
  270,528    QUALCOMM Inc.                                                                                       10,561,413
                                                                                                             --------------
                                                                                                                 12,245,952
                                                                                                             --------------
             PHARMACEUTICALS - 5.4%
  179,060    Genentech, Inc.=                                                                                     9,386,325
                                                                                                             --------------
             RAILROADS, TRUCKING AND SHIPPING - 3.4%
   69,406    FedEx Corporation                                                                                    5,947,400
                                                                                                             --------------

             RESTAURANTS - 1.0%
   39,254    Starbucks Corporation=                                                                               1,784,487
                                                                                                             --------------
             SOFTWARE - 5.3%
   92,120    Electronic Arts Inc.=                                                                                4,236,599
  181,365    Microsoft Corporation                                                                                5,014,742
                                                                                                             --------------
                                                                                                                  9,251,341
                                                                                                             --------------
             SPECIALTY STORES - 4.3%
   93,528    Lowe's Companies, Inc.                                                                               5,083,247
   76,126    Tiffany & Company                                                                                    2,340,113
                                                                                                             --------------
                                                                                                                  7,423,360
                                                                                                             --------------
             TELECOMMUNICATIONS SERVICES - 1.2%
   53,846    Verizon Communications Inc.                                                                          2,120,455
                                                                                                             --------------
             TOTAL COMMON STOCKS
                (Cost $130,820,206)                                                                             167,032,400
                                                                                                             --------------
             AFFILIATED INVESTMENT COMPANIES - 3.4%
                (Cost $5,956,000)
5,956,000    Nations Cash Reserves, Capital Class Shares#                                                         5,956,000
                                                                                                             --------------
             TOTAL INVESTMENTS
                (Cost $136,776,206*)                                                       99.1%                172,988,400
                                                                                                             --------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                       0.9%                  1,640,529
                                                                                                             --------------
             NET ASSETS                                                                   100.0%             $  174,628,929
                                                                                                             ==============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST -  SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 95.2%
             AEROSPACE AND DEFENSE - 0.5%
    6,544    MTC Technologies, Inc.=                                                                         $     180,811
                                                                                                             -------------
             AIRLINES - 0.9%
   32,950    AirTran Holdings, Inc.=                                                                               328,182
                                                                                                             -------------
             APPAREL AND TEXTILES - 2.3%
   16,638    Joseph A. Bank Clothiers, Inc.=(a)                                                                    460,540
   13,494    Wolverine World Wide, Inc.                                                                            340,049
                                                                                                             -------------
                                                                                                                   800,589
                                                                                                             -------------
             BROADCASTING AND CABLE - 1.3%
   31,525    Radio One, Inc., Class D=                                                                             448,601
                                                                                                             -------------
             CHEMICALS - BASIC - 1.0%
   19,950    IMC Global, Inc.                                                                                      346,931
                                                                                                             -------------
             CHEMICALS - SPECIALTY - 1.2%
   14,098    Aceto Corporation                                                                                     203,011
    9,037    Symyx Technologies Inc.=                                                                              212,822
                                                                                                             -------------
                                                                                                                   415,833
                                                                                                             -------------
             COMMERCIAL BANKING - 3.1%
    7,654    City National Corporation                                                                             497,127
    6,286    F.N.B. Corporation                                                                                    139,109
    8,749    First National Bankshares of Florida, Inc.                                                            214,788
    8,069    South Financial Group, Inc.                                                                           227,546
                                                                                                             -------------
                                                                                                                 1,078,570
                                                                                                             -------------
             COMMERCIAL SERVICES - 1.3%
    7,675    Heidrick & Struggles International, Inc.=                                                             221,194
    5,950    Resources Connection, Inc.=                                                                           224,791
                                                                                                             -------------
                                                                                                                   445,985
                                                                                                             -------------
             COMPUTER SERVICES - 4.8%
    9,509    Anteon International Corporation=                                                                     348,505
   12,507    Cognizant Technology Solutions Corporation=                                                           381,589
   25,425    Digitas Inc.=                                                                                         196,535
   45,100    Harris Interactive, Inc.=                                                                             297,209
   23,143    Secure Computing Corporation=                                                                         175,655
   23,724    Virage Logic Corporation=                                                                             292,517
                                                                                                              ------------
                                                                                                                 1,692,010
                                                                                                             -------------
             COMPUTERS AND OFFICE EQUIPMENT - 2.2%
   11,425    Avocent Corporation=                                                                                  297,392
    8,225    Global Imaging Systems, Inc.=                                                                         255,633
   20,918    Plexus Corporation=                                                                                   230,935
                                                                                                             -------------
                                                                                                                   783,960
                                                                                                             -------------
             CONSTRUCTION - 1.0%
   12,304    Chicago Bridge & Iron Company N.V.                                                                    368,997
                                                                                                             -------------
             CONSUMER SERVICES - 0.2%
    5,300    Netflix Inc.=(a)                                                                                       81,726
                                                                                                             -------------
             DIVERSIFIED ELECTRONICS - 5.7%
   22,665    Aeroflex, Inc.=                                                                                       239,569
   16,529    Anaren Microwave, Inc.=                                                                               222,480
    8,469    Applied Films Corporation=                                                                            152,527
   12,429    Daktronics, Inc.=                                                                                     303,889
    7,706    Dionex Corporation=                                                                                   421,518
    5,953    FLIR Systems, Inc.=                                                                                   348,251
   14,400    Integrated Circuit Systems, Inc.=                                                                     309,600
                                                                                                             -------------
                                                                                                                 1,997,834
                                                                                                             -------------
             DIVERSIFIED MANUFACTURING - 2.8%
   10,300    Actuant Corporation, Class A=                                                                         424,463
    5,163    CUNO, Inc.=                                                                                           298,163

   12,876    Griffon Corporation=                                                                                  271,684
                                                                                                             -------------
                                                                                                                   994,310
                                                                                                             -------------
             EDUCATION - 1.5%
   19,594    Education Management Corporation=                                                                     521,984
                                                                                                             -------------
             EXPLORATION AND PRODUCTION - 0.7%
   25,625    Brigham Exploration Company=                                                                          240,875
                                                                                                             -------------
             FINANCE - MISCELLANEOUS - 1.8%
   17,350    Boston Private Financial Holdings, Inc.                                                               433,056
    8,675    World Acceptance Corporation=                                                                         201,694
                                                                                                             -------------
                                                                                                                   634,750
                                                                                                             -------------
             FINANCIAL SERVICES - 1.9%
   12,762    Affiliated Managers Group, Inc.=                                                                      683,277
                                                                                                             -------------
             FOOD PRODUCTS - 1.0%
    7,765    Corn Products International, Inc.                                                                     357,967
                                                                                                             -------------
             HEALTH SERVICES - 7.4%
    9,125    Centene Corporation=                                                                                  388,543
   10,885    Digene Corporation=                                                                                   282,575
   25,025    Province Healthcare Company=                                                                          523,522
    7,105    Stericycle, Inc.=                                                                                     326,120
    5,397    Triad Hospitals, Inc.=                                                                                185,873
   43,280    VCA Antech, Inc.=                                                                                     892,865
                                                                                                              ------------
                                                                                                                 2,599,498
                                                                                                             -------------
             HOUSING AND FURNISHING - 2.8%
    3,475    Beazer Homes USA, Inc.(a)                                                                             371,443
    3,375    Ethan Allen Interiors, Inc.                                                                           117,281
   15,869    Tuesday Morning Corporation=                                                                          490,669
                                                                                                             -------------
                                                                                                                   979,393
                                                                                                             -------------
             INSURANCE - 1.6%
   11,310    Bristol West Holdings, Inc.                                                                           193,853
    6,388    Triad Guaranty, Inc.=                                                                                 354,407
                                                                                                             -------------
                                                                                                                   548,260
                                                                                                             -------------
             INTEGRATED OIL - 1.9%
   11,450    Oceaneering International Inc.=                                                                       421,818
   10,010    Remington Oil & Gas Corporation=                                                                      262,763
                                                                                                             -------------
                                                                                                                   684,581
                                                                                                             -------------
             LODGING AND RECREATION - 3.1%
   12,950    Boyd Gaming Corporation                                                                               364,543
   11,375    Gaylord Entertainment Company=                                                                        352,625
    9,594    Shuffle Master, Inc.=(a)                                                                              359,391
                                                                                                             -------------
                                                                                                                 1,076,559
                                                                                                             -------------
             MEDICAL DEVICES AND SUPPLIES - 7.1%
   14,300    Align Technology, Inc.=                                                                               218,504
    5,144    Cooper Companies, Inc.                                                                                352,621
   24,625    Kyphon Inc.=                                                                                          610,208
   14,726    Merit Medical Systems, Inc.=                                                                          222,510
   13,201    Respironics, Inc.=                                                                                    705,460
   15,990    Wright Medical Group, Inc.=                                                                           401,669
                                                                                                             -------------
                                                                                                                 2,510,972
                                                                                                             -------------
             METALS AND MINING - 0.9%
    6,327    AMCOL International Corporation                                                                       120,972
    4,750    Steel Dynamics, Inc.                                                                                  183,445
                                                                                                             -------------
                                                                                                                   304,417
                                                                                                             -------------
             NATURAL GAS DISTRIBUTION - 1.0%
    7,050    Energen Corporation                                                                                   363,428
                                                                                                             -------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.8%
   22,750    AudioCodes Ltd.=                                                                                      286,422
   18,175    C-COR.net Corporation=                                                                                153,579
   10,925    Tekelec=                                                                                              182,229
                                                                                                             -------------
                                                                                                                   622,230
                                                                                                             -------------
             OILFIELD SERVICES - 1.3%
   16,800    Varco International, Inc.=                                                                            450,576
                                                                                                             -------------
             PHARMACEUTICALS - 9.0%
   13,530    Affymetrix, Inc.=                                                                                     415,505
   18,125    Angiotech Pharmaceuticals, Inc.=                                                                      367,394
   10,525    AtheroGenics, Inc.=(a)                                                                                346,799
   11,732    Axcan Pharma, Inc.=(a)                                                                                182,902

   15,930    Connetics Corporation=                                                                                430,428
    8,075    Martek Biosciences Corporation=                                                                       392,767
    5,175    OSI Pharmaceuticals, Inc.=                                                                            318,056
   18,678    Penwest Pharmaceuticals Company=                                                                      210,875
   10,463    Protein Design Labs, Inc.=                                                                            204,866
    6,075    Salix Pharmaceuticals, Inc.=                                                                          130,734
    9,400    Telik, Inc.=                                                                                          209,620
                                                                                                             -------------
                                                                                                                 3,209,946
                                                                                                             -------------
             PUBLISHING AND ADVERTISING - 0.4%
    3,175    R.R. Donnelley Corporation=                                                                           156,718
                                                                                                             -------------
             RAILROADS, TRUCKING AND SHIPPING - 2.1%
    7,484    UTI Worldwide, Inc.                                                                                   440,134
   10,950    Wabash National Corporation=                                                                          300,797
                                                                                                             -------------
                                                                                                                   740,931
                                                                                                             -------------
             RESTAURANTS - 2.6%
    8,300    Panera Bread Company, Class A=(a)                                                                     311,582
   13,650    RARE Hospitality International, Inc.=                                                                 363,773
    5,575    Red Robin Gourmet Burgers, Inc.=                                                                      243,460
                                                                                                             -------------
                                                                                                                   918,815
                                                                                                             -------------
             SEMICONDUCTORS - 6.3%
   10,000    Cymer, Inc.=                                                                                          286,600
   37,925    Microsemi Corporation=                                                                                534,742
   17,875    OmniVision Technologies, Inc.=(a)                                                                     252,931
   19,050    Semtech Corporation=                                                                                  365,189
    8,125    Silicon Laboratories Inc.=                                                                            268,856
    9,100    Varian Semiconductor Equipment Associates, Inc.=                                                      281,190
   15,250    Zoran Corporation=                                                                                    239,730
                                                                                                             -------------
                                                                                                                 2,229,238
                                                                                                             -------------
             SOFTWARE - 7.7%
    4,364    Ansys, Inc.=                                                                                          217,022
   12,800    Blackboard, Inc.=                                                                                     219,648
   28,475    Borland Software Corporation=                                                                         237,766
   16,301    EPIQ Systems, Inc.=(a)                                                                                253,970
   12,500    Hyperion Solutions Corporation=                                                                       424,874
   34,480    Lawson Software, Inc.=                                                                                193,088
    6,850    Manhattan Associates, Inc.=                                                                           167,277
   20,725    Neoware Systems, Inc.=(a)                                                                             172,018
   19,156    OPNET Technologies, Inc.=                                                                             196,541
   16,900    Packeteer, Inc.=                                                                                      182,689
   18,007    Progress Software Corporation=                                                                        358,338
    5,450    RSA Security Inc.=                                                                                    105,185
                                                                                                             -------------
                                                                                                                 2,728,416
                                                                                                             -------------
             SPECIALTY STORES - 1.4%
   16,950    Hibbet Sporting Goods, Inc.=                                                                          347,306
    7,550    Select Comfort Corporation=                                                                           137,410
                                                                                                             -------------
                                                                                                                   484,716
                                                                                                             -------------
             TELECOMMUNICATIONS SERVICES - 1.6%
   34,321    Centennial Cellular Corporation=                                                                      201,807
   15,625    SpectraLink Corporation                                                                               148,438
    8,200    Western Wireless Corporation, Class A=                                                                210,822
                                                                                                             -------------
                                                                                                                   561,067
                                                                                                             -------------
             TOTAL COMMON STOCKS
                (Cost $28,289,267)                                                                              33,572,953
                                                                                                             -------------
             AFFILIATED INVESTMENT COMPANIES - 13.0%
               (Cost $4,587,799)
4,587,799    Nations Cash Reserves, Capital Class Shares#                                                        4,587,799
                                                                                                             -------------
             NON-AFFILIATED INVESTMENT COMPANIES - 1.0%
              (Cost $340,419)
    3,000    iShares Russell 2000 Index Fund(a)                                                                    341,550
                                                                                                             -------------
             TOTAL INVESTMENTS
                (Cost $33,217,485*)                                                       109.2%                38,502,302
                                                                                                             -------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                      (9.2)%               (3,251,774)
                                                                                                             -------------

             NET ASSETS                                                                   100.0%             $  35,250,528
                                                                                                             =============

* Cost for both financial statement and federal income tax purposes is the same.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $3,199,799.

(a) All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $2,762,618 and $3,062,838, respectively.

ABBREVIATIONS:

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - MARSICO 21ST CENTURY PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 99.6%
             APPAREL AND TEXTILES - 0.9%
 3,387       Polo Ralph Lauren Corporation                                                                   $     123,185
                                                                                                             -------------
             BROADCASTING AND CABLE - 0.7%
 6,087       Cumulus Media Inc., Class A=                                                                           87,592
                                                                                                             -------------
             CHEMICALS - SPECIALTY - 2.0%
 7,187       Monsanto Company                                                                                      261,751
                                                                                                             -------------
             COMMERCIAL BANKING - 3.0%
14,030       South Financial Group, Inc.                                                                           395,646
                                                                                                             -------------
             COMMERCIAL SERVICES - 2.9%
 4,116       eBay Inc.=                                                                                            378,425
                                                                                                             -------------
             COMPUTERS AND OFFICE EQUIPMENT - 2.9%
10,622       Dell Inc.=                                                                                            378,143
                                                                                                             -------------
             CONSUMER CREDIT AND MORTGAGES - 5.1%
16,974       Countrywide Financial Corporation                                                                     668,606
                                                                                                             -------------
             DIVERSIFIED ELECTRONICS - 5.9%
 4,394       Harman International Industries, Inc.                                                                 473,453
   780       Samsung Electronics Company, Ltd.                                                                     310,239
                                                                                                             -------------
                                                                                                                   783,692
                                                                                                             -------------
             FINANCE - MISCELLANEOUS - 6.3%
 1,775       Moody's Corporation                                                                                   130,019
   753       The Chicago Mercantile Exchange                                                                       121,459
14,649       UCBH Holdings Inc.                                                                                    572,336
                                                                                                             -------------
                                                                                                                   823,814
                                                                                                             -------------
             FOOD AND DRUG STORES - 1.9%
 2,975       Whole Foods Market, Inc.                                                                              255,225
                                                                                                             -------------
             HEALTH SERVICES - 3.7%
 6,567       UnitedHealth Group Inc.                                                                               484,251
                                                                                                             -------------
             HEAVY MACHINERY - 3.0%
 3,368       Caterpillar Inc.                                                                                      270,955
 3,794       Joy Global Inc.                                                                                       130,438
                                                                                                             -------------
                                                                                                                   401,393
                                                                                                             -------------
             HOUSEHOLD PRODUCTS - 1.4%
 3,428       Procter & Gamble Company                                                                              185,523
                                                                                                             -------------
             HOUSING AND FURNISHING - 2.0%
11,232       WCI Communities, Inc.=                                                                                261,706
                                                                                                             -------------
             INVESTMENT SERVICES - 5.2%
 6,619       J.P. Morgan Chase & Company                                                                           262,973
12,168       Jefferies Group, Inc.                                                                                 419,431
                                                                                                             -------------
                                                                                                                   682,404
                                                                                                             -------------
             LODGING AND RECREATION - 13.2%
 9,741       Brunswick Corporation                                                                                 445,748
 3,075       Four Seasons Hotels Inc.                                                                              197,108
09,888       Shangri-La Asia Ltd. (caret)                                                                          333,809
 5,690       WMS Industries, Inc.=(a)                                                                              146,176
12,289       Wynn Resorts, Ltd.=                                                                                   635,218
                                                                                                             -------------
                                                                                                                 1,758,059
                                                                                                             -------------
             MEDIA - 1.0%
31,923       EMI Group plc                                                                                         127,519
                                                                                                             -------------
             MEDICAL DEVICES AND SUPPLIES - 2.8%
14,517       Wright Medical Group, Inc.=                                                                           364,667
                                                                                                             -------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 4.6%
15,378       QUALCOMM Inc.                                                                                         600,357
                                                                                                             -------------
             PHARMACEUTICALS - 3.0%
 7,580       Genentech, Inc.=                                                                                      397,344
                                                                                                             -------------

             PUBLISHING AND ADVERTISING - 2.5%
 6,068       Getty Images, Inc.=                                                                                   335,560
                                                                                                             -------------
             RAILROADS, TRUCKING AND SHIPPING - 3.0%
 4,552       FedEx Corporation                                                                                     390,061
                                                                                                             -------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
40,938       Government Properties Trust, Inc.                                                                     388,911
 3,649       Redwood Trust, Inc.                                                                                   227,771
                                                                                                             -------------
                                                                                                                   616,682
                                                                                                             -------------
             RECREATION - 4.4%
13,241       Royal Caribbean Cruises Ltd.                                                                          577,308
                                                                                                             -------------
             SOFTWARE - 2.4%
 6,872       Electronic Arts Inc.=                                                                                 316,043
                                                                                                             -------------
             SPECIALTY STORES - 8.1%
 6,840       Amazon.com, Inc.=                                                                                     279,482
 6,109       Best Buy Company, Inc.                                                                                331,352
16,211       PETsMart, Inc.                                                                                        460,231
                                                                                                             -------------
                                                                                                                 1,071,065
                                                                                                             -------------
             TELECOMMUNICATIONS SERVICES - 3.0%
22,455       Crown Castle International Corporation=                                                               334,130
 2,827       JAMDAT Mobile Inc.                                                                                     65,219
                                                                                                             -------------
                                                                                                                   399,349
                                                                                                             -------------
             TOTAL COMMON STOCKS
                (Cost $11,514,238)                                                                              13,125,370
                                                                                                             -------------
             AFFILIATED INVESTMENT COMPANIES - 3.5%
               (Cost $461,391)
61,391       Nations Cash Reserves, Capital Class Shares#                                                          461,391
                                                                                                             -------------
             TOTAL INVESTMENTS
                (Cost $11,975,629*)                                                       103.1%                13,586,761
                                                                                                             -------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                     (3.1)%                  (407,288)
                                                                                                             -------------
             NET ASSETS                                                                   100.0%             $  13,179,473
                                                                                                             =============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $94,391.

(a) All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $77,149 and $93,178, respectively.

ABBREVIATIONS:

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - MARSICO GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 97.3%
             AEROSPACE AND DEFENSE - 1.2%
  15,710     General Dynamics Corporation                                                                    $    1,603,991
                                                                                                             --------------
             APPAREL AND TEXTILES - 2.2%
  36,790     Nike, Inc., Class B                                                                                  2,899,052
                                                                                                             --------------
             BEVERAGES - 0.8%
  22,640     PepsiCo, Inc.                                                                                        1,101,436
                                                                                                             --------------
             CHEMICALS - SPECIALTY - 0.4%
  15,100     Monsanto Company                                                                                       549,942
                                                                                                             --------------
             COMMERCIAL BANKING - 3.8%
 114,555     Citigroup Inc.                                                                                       5,054,167
                                                                                                             --------------
             COMMERCIAL SERVICES - 3.1%
  44,268     eBay Inc.=                                                                                           4,070,000
                                                                                                             --------------
             COMPUTERS AND OFFICE EQUIPMENT - 2.8%
 106,426     Dell Inc.=                                                                                           3,788,766
                                                                                                             --------------
             CONGLOMERATES - 1.9%
  84,077     Tyco International Ltd.                                                                              2,577,801
                                                                                                             --------------
             CONSUMER CREDIT AND MORTGAGES - 3.8%
 130,066     Countrywide Financial Corporation                                                                    5,123,300
                                                                                                             --------------
             DEPARTMENT AND DISCOUNT STORES - 2.8%
  68,905     Wal-Mart Stores, Inc.                                                                                3,665,746
                                                                                                             --------------
             DIVERSIFIED ELECTRONICS - 2.2%
   7,430     Samsung Electronics Company, Ltd.                                                                    2,955,224
                                                                                                             --------------
             DIVERSIFIED MANUFACTURING - 6.2%
 192,126     General Electric Company                                                                             6,451,591
  51,051     Honeywell International Inc.                                                                         1,830,689
                                                                                                             --------------
                                                                                                                  8,282,280
                                                                                                             --------------
             FINANCE - MISCELLANEOUS - 4.1%
 116,259     SLM Corporation                                                                                      5,185,151
   5,682     UCBH Holdings Inc.                                                                                     221,996
                                                                                                             --------------
                                                                                                                  5,407,147
                                                                                                             --------------
             FOOD AND DRUG STORES - 0.9%
  28,596     CVS Corporation                                                                                      1,204,749
                                                                                                             --------------
             HEALTH SERVICES - 7.3%
  20,587     Quest Diagnostics Inc.                                                                               1,816,185
 106,917     UnitedHealth Group Inc.                                                                              7,884,059
                                                                                                             --------------
                                                                                                                  9,700,244
                                                                                                             --------------
             HEAVY MACHINERY - 3.3%
  54,105     Caterpillar Inc.                                                                                     4,352,747
                                                                                                             --------------
             HOUSEHOLD PRODUCTS - 2.8%
  67,948     Procter & Gamble Company                                                                             3,677,346
                                                                                                             --------------
             HOUSING AND FURNISHING - 2.8%
  45,582     Lennar Corporation, Class A                                                                          2,169,703
   4,250     Lennar Corporation, Class B                                                                            186,150
  19,531     M.D.C. Holdings, Inc.                                                                                1,427,716
                                                                                                             --------------
                                                                                                                  3,783,569
                                                                                                             --------------
             INVESTMENT SERVICES - 3.9%
  24,076     Goldman Sachs Group, Inc.                                                                            2,244,846
  59,648     Merrill Lynch & Company, Inc.                                                                        2,965,699
                                                                                                             --------------
                                                                                                                  5,210,545
                                                                                                             --------------
             LODGING AND RECREATION - 4.2%
  24,309     Four Seasons Hotels Inc.                                                                             1,558,207
  26,388     Mandalay Resort Group                                                                                1,811,536
   3,320     MGM Mirage Inc.                                                                                        164,838
  40,205     Wynn Resorts, Ltd.=                                                                                  2,078,197
                                                                                                             --------------
                                                                                                                  5,612,778
                                                                                                             --------------

             MEDICAL DEVICES AND SUPPLIES - 8.5%
  94,047     Boston Scientific Corporation=                                                                       3,736,487
  49,512     Medtronic, Inc.                                                                                      2,569,673
  11,605     St. Jude Medical, Inc.=                                                                                873,508
   6,776     Wright Medical Group, Inc.=                                                                            170,213
  49,820     Zimmer Holdings, Inc.=                                                                               3,937,772
                                                                                                             --------------
                                                                                                                 11,287,653
                                                                                                             --------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 6.2%
  70,453     Motorola, Inc.                                                                                       1,270,972
 178,170     QUALCOMM Inc.                                                                                        6,955,757
                                                                                                             --------------
                                                                                                                  8,226,729
                                                                                                             --------------
             PHARMACEUTICALS - 4.7%
 120,488     Genentech, Inc.=                                                                                     6,315,981
                                                                                                             --------------
             RAILROADS, TRUCKING AND SHIPPING - 3.1%
  48,420     FedEx Corporation                                                                                    4,149,110
                                                                                                             --------------
             RECREATION - 1.7%
  52,217     Royal Caribbean Cruises Ltd.                                                                         2,276,661
                                                                                                             --------------
             RESTAURANTS - 0.7%
  21,254     Starbucks Corporation=                                                                                 966,207
                                                                                                             --------------
             SOFTWARE - 5.2%
  69,094     Electronic Arts Inc.=                                                                                3,177,633
 135,668     Microsoft Corporation                                                                                3,751,220
                                                                                                             --------------
                                                                                                                  6,928,853
                                                                                                             --------------
             SPECIALTY STORES - 5.5%
  29,779     Bed Bath & Beyond Inc.=                                                                              1,105,099
  69,239     Lowe's Companies, Inc.                                                                               3,763,139
  80,021     Tiffany & Company                                                                                    2,459,846
                                                                                                             --------------
                                                                                                                  7,328,084
                                                                                                             --------------
             TELECOMMUNICATIONS SERVICES - 1.2%
  40,986     Verizon Communications Inc.                                                                          1,614,029
                                                                                                             --------------
             TOTAL COMMON STOCKS
                (Cost $104,595,355)                                                                             129,714,137
                                                                                                             --------------
             AFFILIATED INVESTMENT COMPANIES - 1.4%
               (Cost $1,846,000)
1,846,000    Nations Cash Reserves, Capital Class Shares#                                                         1,846,000
                                                                                                             --------------
             TOTAL INVESTMENTS
                (Cost $106,441,355*)                                                       98.7%                131,560,137
                                                                                                             --------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                       1.3%                  1,718,463
                                                                                                             --------------
             NET ASSETS                                                                   100.0%             $  133,278,600
                                                                                                             ==============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 94.7%
             AEROSPACE AND DEFENSE - 1.2%
   16,145    Rockwell Collins, Inc.                                                                          $     599,625
                                                                                                             -------------
             AIRLINES - 0.8%
   12,900    Ryanair Holdings plc, ADR=                                                                            376,680
                                                                                                             -------------
             APPAREL AND TEXTILES - 1.8%
   14,150    Coach, Inc.=                                                                                          600,243
    5,275    Columbia Sportswear Company=                                                                          287,488
                                                                                                             -------------
                                                                                                                   887,731
                                                                                                             -------------
             AUTOMOTIVE - 0.6%
    7,775    Autoliv, Inc.                                                                                         314,110
                                                                                                             -------------
             BROADCASTING AND CABLE - 3.8%
   11,100    Entercom Communications Corporation=                                                                  362,526
   12,390    The E.W. Scripps Company, Class A                                                                     591,994
   16,180    Univision Communications, Inc., Class A=                                                              511,450
   12,298    XM Satellite Radio Holdings Inc., Class A=                                                            381,484
                                                                                                             -------------
                                                                                                                 1,847,454
                                                                                                             -------------
             BUILDING MATERIALS - 0.8%
    9,815    American Standard Companies Inc.=                                                                     381,902
                                                                                                             -------------
             CHEMICALS - BASIC - 0.8%
   12,813    Ecolab, Inc.                                                                                          402,841
                                                                                                             -------------
             CHEMICALS - SPECIALTY - 0.8%
   16,300    Airgas, Inc.                                                                                          392,341
                                                                                                             -------------
             COMMERCIAL BANKING - 1.6%
    4,575    City National Corporation                                                                             297,145
    6,225    Marshall and Ilsley Corporation                                                                       250,868
    4,063    Zions Bancorporation                                                                                  248,006
                                                                                                             -------------
                                                                                                                   796,019
                                                                                                             -------------
             COMMERCIAL SERVICES - 2.7%
   11,525    CDW Corporation                                                                                       668,795
    5,225    Fiserv, Inc.=                                                                                         182,144
   18,575    Robert Half International Inc.                                                                        478,678
                                                                                                             -------------
                                                                                                                 1,329,617
                                                                                                             -------------
             COMPUTER SERVICES - 3.6%
   15,725    Accenture Ltd.=                                                                                       425,361
    8,970    Affiliated Computer Services, Inc., Class A=                                                          499,360
   27,456    Cognizant Technology Solutions Corporation=                                                           837,683
                                                                                                             -------------
                                                                                                                 1,762,404
                                                                                                             -------------
             COMPUTERS AND OFFICE EQUIPMENT - 2.1%
    5,191    Lexmark International, Inc.=                                                                          436,096
   25,750    Network Appliance, Inc.=                                                                              592,250
                                                                                                             -------------
                                                                                                                 1,028,346
                                                                                                             -------------
             CONSTRUCTION - 0.9%
   10,980    Jacobs Engineering Group Inc.=                                                                        420,424
                                                                                                             -------------
             CONSUMER SERVICES - 0.2%
    7,150    Netflix Inc.=                                                                                         110,253
                                                                                                             -------------
             DEPARTMENT AND DISCOUNT STORES - 1.1%
   26,825    Dollar General Corporation                                                                            540,524
                                                                                                             -------------
             DIVERSIFIED ELECTRONICS - 3.8%
   20,015    Amphenol Corporation, Class A=                                                                        685,714
   13,423    Harris Corporation                                                                                    737,459
   33,870    Symbol Technologies, Inc.                                                                             428,117
                                                                                                             -------------
                                                                                                                 1,851,290
                                                                                                             -------------
             EDUCATION - 0.7%
   12,075    Career Education Corporation=                                                                         343,292
                                                                                                             -------------
             EXPLORATION AND PRODUCTION - 0.7%
    5,505    EOG Resources, Inc.                                                                                   362,504
                                                                                                             -------------

             FINANCE - MISCELLANEOUS - 0.5%
    4,830    H & R Block, Inc.                                                                                     238,699
                                                                                                             -------------
             FINANCIAL SERVICES - 1.2%
   11,225    Affiliated Managers Group, Inc.=                                                                      600,987
                                                                                                             -------------
             FOOD PRODUCTS - 2.2%
    8,300    Corn Products International, Inc.                                                                     382,630
   20,900    McCormick and Company, Inc.                                                                           717,706
                                                                                                             -------------
                                                                                                                 1,100,336
                                                                                                             -------------
             HEALTH SERVICES - 7.5%
   11,450    Biogen Idec Inc.=                                                                                     700,396
   29,385    Health Management Associates, Inc., Class A                                                           600,336
   12,420    Health Net Inc.=                                                                                      307,022
   13,485    Lincare Holdings Inc.=                                                                                400,639
    7,875    Quest Diagnostics Inc.                                                                                694,732
    9,926    Stericycle, Inc.=                                                                                     455,603
   24,150    VCA Antech, Inc.=                                                                                     498,215
                                                                                                             -------------
                                                                                                                 3,656,943
                                                                                                             -------------
             HEAVY MACHINERY - 0.7%
    9,400    Navistar International Corporation=                                                                   349,586
                                                                                                             -------------
             HOUSING AND FURNISHING - 2.4%
    7,640    Mohawk Industries Inc.=                                                                               606,540
    6,250    The Ryland Group, Inc.                                                                                579,125
                                                                                                             -------------
                                                                                                                 1,185,665
                                                                                                             -------------
             INSURANCE - 1.7%
   12,747    Endurance Specialty Holdings Ltd.                                                                     409,816
   10,825    The PMI Group, Inc.                                                                                   439,279
                                                                                                             -------------
                                                                                                                   849,095
                                                                                                             -------------
             INTEGRATED OIL - 0.8%
    7,414    Apache Corporation                                                                                    371,516
                                                                                                             -------------
             INVESTMENT SERVICES - 1.3%
   11,857    Legg Mason, Inc.                                                                                      631,622
                                                                                                             -------------
             LODGING AND RECREATION - 3.0%
    7,025    Harrah's Entertainment, Inc.                                                                          372,185
    8,225    International Game Technology                                                                         295,689
   17,135    Starwood Hotels & Resorts Worldwide, Inc.                                                             795,406
                                                                                                             -------------
                                                                                                                 1,463,280
                                                                                                             -------------
             MEDICAL DEVICES AND SUPPLIES - 6.5%
   15,950    DENTSPLY International Inc.                                                                           828,443
    4,750    Invitrogen Corporation=                                                                               261,203
    7,713    Kinetic Concepts, Inc.=                                                                               405,318
   12,400    Respironics, Inc.=                                                                                    662,656
   13,150    Zimmer Holdings, Inc.=                                                                              1,039,375
                                                                                                             -------------
                                                                                                                 3,196,995
                                                                                                             -------------
             METALS AND MINING - 0.7%
    8,025    Freeport-McMoran Copper & Gold, Inc., Class B                                                         325,013
                                                                                                             -------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 2.1%
   12,950    ADTRAN, Inc.                                                                                          293,706
   14,900    Juniper Networks, Inc.=                                                                               351,640
   24,155    Tekelec=                                                                                              402,905
                                                                                                             -------------
                                                                                                                 1,048,251
                                                                                                             -------------
             OILFIELD SERVICES - 4.2%
    9,075    BJ Services Company                                                                                   475,621
    9,575    ENSCO International Inc.                                                                              312,815
   15,900    Grant Prideco, Inc.=                                                                                  325,791
   10,760    Nabors Industries, Ltd.=                                                                              509,486
    7,315    Smith International, Inc.=                                                                            444,240
                                                                                                             -------------
                                                                                                                 2,067,953
                                                                                                             -------------
             PHARMACEUTICALS - 7.3%
    5,550    Allergan, Inc.                                                                                        402,653
    5,125    AmerisourceBergen Corporation                                                                         275,264
   12,736    Barr Laboratories, Inc.=                                                                              527,651
   23,800    Endo Pharmaceuticals Holdings Inc.=                                                                   436,968
   10,045    Express Scripts, Inc.=                                                                                656,339
    5,475    Genzyme Corporation=                                                                                  297,895
    7,240    Gilead Sciences, Inc.=                                                                                270,631
    2,150    Martek Biosciences Corporation=                                                                       104,576

    5,000    OSI Pharmaceuticals, Inc.=                                                                            307,300
   14,975    Protein Design Labs, Inc.=                                                                            293,211
                                                                                                             -------------
                                                                                                                 3,572,488
                                                                                                             -------------
             RAILROADS, TRUCKING AND SHIPPING - 1.5%
   14,080    Expeditors International of Washington, Inc.                                                          727,936
                                                                                                             -------------
             RESTAURANTS - 3.2%
   12,625    Starbucks Corporation=                                                                                573,933
   14,550    The Cheesecake Factory, Inc.=                                                                         631,469
    9,275    Yum! Brands, Inc.                                                                                     377,122
                                                                                                             -------------
                                                                                                                 1,582,524
                                                                                                             -------------
             SEMICONDUCTORS - 8.0%
    9,325    Cymer, Inc.=                                                                                          267,255
    9,975    KLA-Tencor Corporation=                                                                               413,763
   16,450    Lam Research Corporation=                                                                             359,926
   11,725    Linear Technology Corporation                                                                         424,914
   28,400    Marvell Technology Group Ltd.=                                                                        742,091
    9,825    Maxim Integrated Products, Inc.                                                                       415,499
   19,625    Microchip Technology Inc.                                                                             526,735
   21,525    National Semiconductor Corporation=                                                                   333,422
   21,025    PerkinElmer, Inc.                                                                                     362,051
                                                                                                             -------------
                                                                                                                 3,845,656
                                                                                                             -------------
             SOFTWARE - 5.9%
    8,575    Adobe Systems Inc.                                                                                    424,205
   22,625    Citrix Systems, Inc.=                                                                                 396,390
    7,950    Electronic Arts Inc.=                                                                                 365,621
    8,150    Hyperion Solutions Corporation=                                                                       277,019
   38,120    Quest Software, Inc.=                                                                                 423,894
    5,700    Red Hat, Inc.=                                                                                         69,768
   14,575    Symantec Corporation=                                                                                 799,876
    8,225    VERITAS Software Corporation=                                                                         146,405
                                                                                                             -------------
                                                                                                                 2,903,178
                                                                                                             -------------
             SPECIALTY STORES - 5.0%
   13,760    Bed Bath & Beyond Inc.=                                                                               510,634
   22,560    Limited Brands                                                                                        502,862
   21,000    Staples, Inc.                                                                                         626,220
   11,825    Tiffany & Company                                                                                     363,501
   20,150    TJX Companies, Inc.                                                                                   444,106
                                                                                                             -------------
                                                                                                                 2,447,323
                                                                                                             -------------
             TELECOMMUNICATIONS SERVICES - 1.0%
   31,975    Crown Castle International Corporation=                                                               475,788
                                                                                                             -------------
             TOTAL COMMON STOCKS
                (Cost $41,409,320)                                                                              46,388,191
                                                                                                             -------------
             AFFILIATED INVESTMENT COMPANIES - 3.2%
               (Cost $1,576,000)
1,576,000    Nations Cash Reserves, Capital Class Shares#                                                        1,576,000
                                                                                                             -------------
             NON-AFFILIATED INVESTMENT COMPANIES - 2.1%
               (Cost $1,027,806)
    9,625    S&P Mid-Cap 400 Depositary Receipts                                                                 1,043,543
                                                                                                             -------------
             TOTAL INVESTMENTS
                (Cost $44,013,126*)                                                       100.0%                49,007,734
                                                                                                             -------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                       0.0%                   (19,174)
                                                                                                             -------------
             NET ASSETS                                                                   100.0%             $  48,988,560
                                                                                                             =============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR - American Depository Receipt

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 96.1%
             AEROSPACE AND DEFENSE - 6.3%
   11,500    Boeing Company                                                                                  $      593,630
   19,400    Goodrich (BF) Corporation                                                                              608,384
   12,000    Lockheed Martin Corporation                                                                            669,360
    8,800    Northrop Grumman Corporation                                                                           469,304
   19,425    United Technologies Corporation                                                                      1,813,907
                                                                                                             --------------
                                                                                                                  4,154,585
                                                                                                             --------------
             BEVERAGES - 2.2%
   15,800    Diageo plc, ADR                                                                                        796,794
   13,618    PepsiCo, Inc.                                                                                          662,516
                                                                                                             --------------
                                                                                                                  1,459,310
                                                                                                             --------------
             BROADCASTING AND CABLE - 0.9%
   27,400    The Walt Disney Company                                                                                617,870
                                                                                                             --------------
             CHEMICALS - BASIC - 2.4%
   10,700    PPG Industries, Inc.                                                                                   655,696
   20,400    The Dow Chemical Company                                                                               921,672
                                                                                                             --------------
                                                                                                                  1,577,368
                                                                                                             --------------
             CHEMICALS - SPECIALTY - 1.0%
   13,900    Eastman Chemical Company                                                                               660,945
                                                                                                             --------------
             COMMERCIAL BANKING - 15.1%
   62,100    Citigroup Inc.                                                                                       2,739,851
   11,300    Comerica Inc.                                                                                          670,655
   22,400    Mellon Financial Corporation                                                                           620,256
   18,400    SouthTrust Corporation                                                                                 766,544
   26,568    The Bank of New York Company, Inc.                                                                     774,989
   68,037    US Bancorp                                                                                           1,966,269
   21,200    Wachovia Corporation                                                                                   995,340
   22,400    Wells Fargo & Company                                                                                1,335,712
                                                                                                             --------------
                                                                                                                  9,869,616
                                                                                                             --------------
             COMMERCIAL SERVICES - 1.7%
   28,100    Ingram Micro, Inc.=                                                                                    452,410
   25,400    Waste Management, Inc.                                                                                 694,436
                                                                                                             --------------
                                                                                                                  1,146,846
                                                                                                             --------------
             COMPUTER SERVICES - 1.4%
   33,500    Accenture Ltd.=                                                                                        906,175
                                                                                                             --------------
             COMPUTERS AND OFFICE EQUIPMENT - 2.7%
   43,500    Hewlett-Packard Company                                                                                815,625
   11,500    International Business Machines Corporation                                                            986,010
                                                                                                             --------------
                                                                                                                  1,801,635
                                                                                                             --------------
             DEPARTMENT AND DISCOUNT STORES - 1.1%
   20,500    J.C. Penney Company, Inc.                                                                              723,240
                                                                                                             --------------
             DIVERSIFIED ELECTRONICS - 0.8%
   38,200    Flextronics International Ltd.=                                                                        506,150
                                                                                                             --------------
             DIVERSIFIED MANUFACTURING - 4.4%
   56,500    General Electric Company                                                                             1,897,270
   28,423    Honeywell International Inc.                                                                         1,019,249
                                                                                                             --------------
                                                                                                                  2,916,519
                                                                                                             --------------
             ELECTRIC POWER - NON NUCLEAR - 0.6%
   40,600    AES Corporation=                                                                                       405,594
                                                                                                             --------------
             ELECTRIC POWER - NUCLEAR - 5.0%
   23,000    American Electric Power Company, Inc.                                                                  735,080
   14,700    DTE Energy Company                                                                                     620,193
   29,900    Duke Energy Corporation                                                                                684,411
   15,368    Exelon Corporation                                                                                     563,852
   22,800    PG & E Corporation=                                                                                    693,120
                                                                                                             --------------
                                                                                                                  3,296,656
                                                                                                             --------------
             HOUSEHOLD PRODUCTS - 1.2%

   11,900    Kimberly-Clark Corporation                                                                             768,621
                                                                                                             --------------
             INSURANCE - 6.6%
   18,500    ACE Ltd.                                                                                               741,110
    7,400    Aetna Inc.                                                                                             739,482
   15,500    American International Group, Inc.                                                                   1,053,845
   24,300    Genworth Financial Inc., Class A                                                                       566,190
   10,900    Hartford Financial Services Group, Inc.                                                                675,037
   17,862    The St. Paul Companies, Inc.                                                                           590,518
                                                                                                             --------------
                                                                                                                  4,366,182
                                                                                                             --------------
             INTEGRATED OIL - 10.2%
    8,200    BP Amoco plc, ADR                                                                                      471,746
   12,800    ChevronTexaco Corporation                                                                              686,592
    8,000    ConocoPhillips                                                                                         662,800
   61,000    Exxon Mobil Corporation                                                                              2,948,129
    9,525    Occidental Petroleum Corporation                                                                       532,733
   14,700    Royal Dutch Petroleum Company                                                                          758,520
   56,200    The Williams Companies, Inc.                                                                           680,020
                                                                                                             --------------
                                                                                                                  6,740,540
                                                                                                             --------------
             INVESTMENT SERVICES - 2.3%
    8,200    Goldman Sachs Group, Inc.                                                                              764,568
   15,725    Merrill Lynch & Company, Inc.                                                                          781,847
                                                                                                             --------------
                                                                                                                  1,546,415
                                                                                                             --------------
             LODGING AND RECREATION - 2.6%
   13,200    Carnival Corporation                                                                                   624,228
   10,000    Harrah's Entertainment, Inc.                                                                           529,800
   12,400    Starwood Hotels & Resorts Worldwide, Inc.                                                              575,608
                                                                                                             --------------
                                                                                                                  1,729,636
                                                                                                             --------------
             MEDICAL DEVICES AND SUPPLIES - 1.0%
   15,300    Abbott Laboratories                                                                                    648,108
                                                                                                             --------------
             METALS AND MINING - 2.3%
   24,900    Alcoa Inc.                                                                                             836,391
   17,200    Freeport-McMoran Copper & Gold, Inc., Class B                                                          696,600
                                                                                                             --------------
                                                                                                                  1,532,991
                                                                                                             --------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 0.6%
   21,100    Motorola, Inc.                                                                                         380,644
                                                                                                             --------------
             OILFIELD SERVICES - 2.7%
   16,200    ENSCO International Inc.                                                                               529,254
   13,100    Halliburton Company                                                                                    441,339
   17,100    Nabors Industries, Ltd.=                                                                               809,685
                                                                                                             --------------
                                                                                                                  1,780,278
                                                                                                             --------------
             PAPER AND FOREST PRODUCTS - 1.3%
   20,600    International Paper Company                                                                            832,446
                                                                                                             --------------
             PHARMACEUTICALS - 2.3%
   14,080    Hospira, Inc.=                                                                                         430,848
    7,150    Merck & Company, Inc.                                                                                  235,950
   28,340    Pfizer Inc.                                                                                            867,204
                                                                                                             --------------
                                                                                                                  1,534,002
                                                                                                             --------------
             PUBLISHING AND ADVERTISING - 1.0%
   16,000    Dow Jones & Company, Inc.                                                                              649,760
                                                                                                             --------------
             RAILROADS, TRUCKING AND SHIPPING - 1.1%
   12,100    Union Pacific Corporation                                                                              709,060
                                                                                                             --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
   18,900    Archstone-Smith Trust                                                                                  597,996
    6,200    Boston Properties, Inc.                                                                                343,418
   34,700    Equity Office Properties Trust                                                                         945,575
   24,500    Host Marriott Corporation=                                                                             343,735
                                                                                                             --------------
                                                                                                                  2,230,724
                                                                                                             --------------
             RESTAURANTS - 1.3%
   31,484    McDonald's Corporation                                                                                 882,497
                                                                                                             --------------
             SEMICONDUCTORS - 1.7%
   24,100    Agilent Technologies, Inc.=                                                                            519,837
   20,200    ASML Holding N.V.=                                                                                     259,974
   22,600    Fairchild Semiconductor Corporation, Class A=                                                          320,242
                                                                                                             --------------
                                                                                                                  1,100,053
                                                                                                             --------------
             SPECIALTY STORES - 2.5%
   47,100    Limited Brands                                                                                       1,049,859

   20,200    Staples, Inc.                                                                                          602,364
                                                                                                             --------------
                                                                                                                  1,652,223
                                                                                                             --------------
             TELECOMMUNICATIONS SERVICES - 3.9%
   20,700    BellSouth Corporation                                                                                  561,384
   31,299    SBC Communications Inc.                                                                                812,209
   30,300    Verizon Communications Inc.                                                                          1,193,214
                                                                                                             --------------
                                                                                                                  2,566,807
                                                                                                             --------------
             TOBACCO - 2.5%
   35,500    Altria Group, Inc.                                                                                   1,669,920
                                                                                                             --------------
             TOTAL COMMON STOCKS
                (Cost $56,203,114)                                                                               63,363,416
                                                                                                             --------------
             CONVERTIBLE PREFERRED STOCKS - 0.4%
               (Cost $214,073)
             INSURANCE - 0.4%
    8,200    Genworth Financial, Inc.                                                                               239,440
                                                                                                             --------------
             PREFERRED STOCKS - 1.2%
                (Cost $856,961)
             MEDIA - 1.2%
   24,900    The News Corporation Ltd., ADR                                                                         780,117
                                                                                                             --------------
             AFFILIATED INVESTMENT COMPANIES - 2.6%
               (Cost $1,681,000)
1,681,000    Nations Cash Reserves, Capital Class Shares#                                                         1,681,000
                                                                                                             --------------
             TOTAL INVESTMENTS
                (Cost $58,955,148*)                                                       100.3%                 66,063,973
                                                                                                             --------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                      (0.3)%                  (174,319)
                                                                                                             --------------
             NET ASSETS                                                                   100.0%             $   65,889,654
                                                                                                             ==============

* Cost for both financial statement and federal income tax purposes is the same.

= Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR - American Depository Receipt

LTD - Limited

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS                                                                            SEPTEMBER 30, 2004 (UNAUDITED)
        SHARES                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES - 3.4%
             ASSET-BACKED - AUTO LOANS - 2.9%
 19,082      AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
             A4,
             5.370% 06/12/08                                                                                 $       19,391
 52,000      AmeriCredit Automobile Receivables Trust, Series 2004-BM, Class
             A3,
             2.070% 08/06/08                                                                                         51,325
 27,000      Bank One Auto Securitization Trust, Series 2003-1, Class A3,
             1.820% 09/20/07                                                                                         26,782
 65,000      BMW Vehicle Owner Trust, Series 2004-A, Class A4,
             3.320% 02/25/09                                                                                         65,211
 15,629      Capital Auto Receivables Asset Trust, Series 2002-3, Class A2A,
             3.050% 09/15/05                                                                                         15,654
  6,436      Ford Credit Auto Owner Trust, Series 2002-C, Class A4,
             3.790% 09/15/06                                                                                          6,495
 22,000      Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
             2.700% 06/15/07                                                                                         22,020
155,000      Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
             3.540% 11/15/08##                                                                                      156,071
  2,933      Honda Auto Receivables Owner Trust, Series 2002-3, Class A3,
             3.000% 05/18/06                                                                                          2,940
 80,000      Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
             3.060% 10/21/09                                                                                         79,718
 67,000      Household Automotive Trust, Series 2003-2, Class A3,
             2.310% 04/17/08                                                                                         66,776
 27,000      Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
             2.700% 12/17/07                                                                                         26,943
 70,000      Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
             2.270% 10/22/07                                                                                         69,742
                                                                                                             --------------
                                                                                                                    609,068
                                                                                                             --------------
             ASSET-BACKED - CREDIT CARD RECEIVABLES - 0.5%
 10,180      American Express Credit Account Master, Series 2003-4, Class A,
             1.690% 01/15/09                                                                                          9,992
 53,000      Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
             2.500% 04/07/08                                                                                         52,806
 34,000      Discover Card Master Trust I, Series 2001-6, Class A,
             5.750% 12/15/08                                                                                         35,664
  7,645      Discover Card Master Trust I, Series 2002-4, Class A,
             1.820% 04/15/08                                                                                          7,650
                                                                                                             --------------
                                                                                                                    106,112
                                                                                                             --------------
             TOTAL ASSET-BACKED SECURITIES
              (Cost $716,750)                                                                                       715,180
                                                                                                             --------------
             COMMON STOCKS - 60.7%
             AEROSPACE AND DEFENSE - 1.5%
  1,850      Boeing Company                                                                                          95,497
  1,911      Goodrich (BF) Corporation                                                                               59,929
    943      Northrop Grumman Corporation                                                                            50,290
  1,212      United Technologies Corporation##                                                                      113,177
                                                                                                             --------------
                                                                                                                    318,893
                                                                                                             --------------
             AUTOMOTIVE - 0.8%
  5,348      Ford Motor Company                                                                                      75,139
  1,680      Lear Corporation                                                                                        91,476
                                                                                                             --------------
                                                                                                                    166,615
                                                                                                             --------------
             BEVERAGES - 1.8%
  1,220      Anheuser-Busch Companies, Inc.                                                                          60,939
  1,897      Coca-Cola Company                                                                                       75,975
  1,200      Diageo plc, ADR                                                                                         60,516
  4,405      Pepsi Bottling Group, Inc.##                                                                           119,596

 1,468       PepsiCo, Inc.                                                                                           71,418
                                                                                                             --------------
                                                                                                                    388,444
                                                                                                             --------------
             BROADCASTING AND CABLE - 1.4%
 3,928       Clear Channel Communications, Inc.##                                                                   122,436
 1,366       Comcast Corporation, Class A=                                                                           38,139
 5,272       Time Warner Inc.=                                                                                       85,090
 1,566       Viacom Inc., Class B                                                                                    52,555
                                                                                                             --------------
                                                                                                                    298,220
                                                                                                             --------------
             BUILDING MATERIALS - 0.5%
 1,335       American Standard Companies Inc.=                                                                       51,945
 1,229       Martin Marietta Materials, Inc.                                                                         55,637
                                                                                                             --------------
                                                                                                                    107,582
                                                                                                             --------------
             CHEMICALS - BASIC - 0.5%
   940       PPG Industries, Inc.                                                                                    57,603
 1,238       Rohm & Haas Company                                                                                     53,197
                                                                                                             --------------
                                                                                                                    110,800
                                                                                                             --------------
             COMMERCIAL BANKING - 5.8%
 8,146       Citigroup Inc.##                                                                                       359,401
 1,447       City National Corporation                                                                               93,983
 1,942       Comerica Inc.                                                                                          115,258
 2,490       Hibernia Corporation, Class A                                                                           65,761
 1,671       Marshall and Ilsley Corporation                                                                         67,341
 1,477       PNC Financial Services Group                                                                            79,906
 4,804       US Bancorp##                                                                                           138,835
 2,868       Wachovia Corporation##                                                                                 134,653
 1,641       Washington Mutual, Inc.                                                                                 64,130
 1,487       Zions Bancorporation                                                                                    90,766
                                                                                                             --------------
                                                                                                                  1,210,034
                                                                                                             --------------
             COMMERCIAL SERVICES - 0.3%
 3,079       Allied Waste Industries, Inc.=                                                                          27,249
 1,472       Waste Management, Inc.                                                                                  40,245
                                                                                                             --------------
                                                                                                                     67,494
                                                                                                             --------------
             COMPUTER SERVICES - 1.1%
 1,391       Accenture Ltd.=                                                                                         37,627
   983       Affiliated Computer Services, Inc., Class A=                                                            54,724
 1,515       Computer Sciences Corporation=                                                                          71,356
 1,220       First Data Corporation                                                                                  53,070
 1,377       Synopsys, Inc.=                                                                                         21,798
                                                                                                             --------------
                                                                                                                    238,575
                                                                                                             --------------
             COMPUTERS AND OFFICE EQUIPMENT - 1.5%
   953       Dell Inc.=                                                                                              33,927
 1,687       Hewlett-Packard Company                                                                                 31,631
 2,038       International Business Machines Corporation##                                                          174,738
   653       NCR Corporation=                                                                                        32,382
 1,166       Pitney Bowes Inc.                                                                                       51,421
                                                                                                             -------------
                                                                                                                    324,099
             CONGLOMERATES - 0.3%
 1,517       Pentair, Inc.                                                                                           52,958
                                                                                                             -------------
             CONSUMER CREDIT AND MORTGAGES - 1.2%
 1,202       Fannie Mae                                                                                              76,207
 1,297       Freddie Mac                                                                                             84,616
 3,867       MBNA Corporation                                                                                        97,448
                                                                                                             --------------
                                                                                                                    258,271
                                                                                                             --------------
             DEPARTMENT AND DISCOUNT STORES - 1.7%
 4,185       Dollar General Corporation                                                                              84,328
 1,035       Target Corporation                                                                                      46,834
 4,203       Wal-Mart Stores, Inc.##                                                                                223,599
                                                                                                             --------------
                                                                                                                    354,761
                                                                                                             --------------
             DIVERSIFIED ELECTRONICS - 1.2%
 1,274       Amphenol Corporation, Class A=                                                                          43,647
 1,528       Cooper Industries, Ltd.                                                                                 90,152
 5,334       Flextronics International Ltd.=                                                                         70,676
   867       Harris Corporation                                                                                      47,633
                                                                                                             --------------
                                                                                                                    252,108
                                                                                                             --------------
             DIVERSIFIED MANUFACTURING - 2.3%
   643       3M Company                                                                                              51,421
11,439       General Electric Company##                                                                             384,122

 1,037       Harsco Corporation                                                                                      46,561
                                                                                                             --------------
                                                                                                                    482,104
                                                                                                             --------------
             ELECTRIC POWER - NON NUCLEAR - 0.5%
10,016       AES Corporation=                                                                                       100,060
                                                                                                             --------------
             ELECTRIC POWER - NUCLEAR - 0.7%
 2,497       American Electric Power Company, Inc.                                                                   79,804
 1,604       DTE Energy Company##                                                                                    67,673
                                                                                                             --------------
                                                                                                                    147,477
                                                                                                             --------------
             EXPLORATION AND PRODUCTION - 0.7%
 1,262       Anadarko Petroleum Corporation                                                                          83,746
 1,029       Newfield Exploration Company=                                                                           63,016
                                                                                                             --------------
                                                                                                                    146,762
                                                                                                             --------------
             FINANCE - MISCELLANEOUS - 0.8%
 1,106       Capital One Financial Corporation                                                                       81,733
 1,884       H & R Block, Inc.                                                                                       93,108
                                                                                                             --------------
                                                                                                                    174,841
                                                                                                             --------------
             FOOD AND DRUG STORES - 0.2%
 1,504       SUPERVALU Inc.                                                                                          41,435
                                                                                                             --------------
             FOOD PRODUCTS - 0.8%
 2,692       Kellogg Company                                                                                        114,840
 3,529       Tyson Foods Inc., Class A                                                                               56,535
                                                                                                             --------------
                                                                                                                    171,375
                                                                                                             --------------
             HEALTH SERVICES - 1.7%
 2,370       Health Net Inc.=                                                                                        58,586
 1,569       Lincare Holdings Inc.=                                                                                  46,615
   675       Quest Diagnostics Inc.                                                                                  59,549
 2,269       Triad Hospitals, Inc.=                                                                                  78,144
 1,499       UnitedHealth Group Inc.                                                                                110,537
                                                                                                             --------------
                                                                                                                    353,431
                                                                                                             --------------
             HOUSEHOLD PRODUCTS - 0.9%
 2,728       Procter & Gamble Company                                                                               147,639
 1,066       The Estee Lauder Companies Inc., Class A                                                                44,559
                                                                                                             -------------
                                                                                                                    192,198
             HOUSING AND FURNISHING - 0.6%
   941       Lennar Corporation, Class A##                                                                           44,792
 1,806       The Stanley Works                                                                                       76,809
                                                                                                             --------------
                                                                                                                    121,601
                                                                                                             --------------
             INSURANCE - 3.5%
 1,989       ACE Ltd.                                                                                                79,678
   606       Aetna Inc.                                                                                              60,558
   710       AMBAC Financial Group, Inc.                                                                             56,765
 2,598       American International Group, Inc.                                                                     176,637
 1,191       Endurance Specialty Holdings Ltd.                                                                       38,291
 1,079       Hartford Financial Services Group, Inc.                                                                 66,822
 1,371       Lincoln National Corporation                                                                            64,437
 1,391       Prudential Financial, Inc.                                                                              65,433
 1,691       The PMI Group, Inc.                                                                                     68,621
 1,908       The St. Paul Companies, Inc.                                                                            63,078
                                                                                                             --------------
                                                                                                                    740,320
                                                                                                             --------------
             INTEGRATED OIL - 4.4%
   938       Apache Corporation                                                                                      47,003
 2,652       ChevronTexaco Corporation                                                                              142,253
 1,427       ConocoPhillips                                                                                         118,227
 8,382       Exxon Mobil Corporation                                                                                405,102
 2,966       Marathon Oil Corporation                                                                               122,436
 1,114       Valero Energy Corporation                                                                               89,354
                                                                                                             --------------
                                                                                                                    924,375
                                                                                                             --------------
             INVESTMENT SERVICES - 2.5%
   921       Goldman Sachs Group, Inc.                                                                               85,874
 2,777       J.P. Morgan Chase & Company                                                                            110,330
 2,806       Janus Capital Group Inc.                                                                                38,190
   964       Legg Mason, Inc.                                                                                        51,352
   985       Lehman Brothers Holdings Inc.                                                                           78,524
 2,209       Merrill Lynch & Company, Inc.                                                                          109,831
 1,142       State Street Corporation                                                                                48,775
                                                                                                             --------------
                                                                                                                    522,876
                                                                                                             --------------
             LODGING AND RECREATION - 0.7%

  1,697      Brunswick Corporation                                                                                   77,655
  1,347      Harrah's Entertainment, Inc.                                                                            71,364
                                                                                                             --------------
                                                                                                                    149,019
                                                                                                             --------------
             MEDICAL DEVICES AND SUPPLIES - 2.2%
  1,549      Abbott Laboratories                                                                                     65,616
  1,185      Cardinal Health, Inc.                                                                                   51,867
  4,840      Johnson & Johnson                                                                                      272,638
  1,436      Medtronic, Inc.                                                                                         74,528
                                                                                                             --------------
                                                                                                                    464,649
                                                                                                             --------------
             METALS AND MINING - 0.6%
  1,841      Alcoa Inc.                                                                                              61,839
    767      Phelps Dodge Corporation                                                                                70,587
                                                                                                             --------------
                                                                                                                    132,426
                                                                                                             --------------
             NATURAL GAS DISTRIBUTION - 0.4%
  2,246      Sempra Energy                                                                                          81,283
                                                                                                             --------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.5%
  8,302      Cisco Systems, Inc.=                                                                                   150,266
  5,649      Motorola, Inc.                                                                                         101,908
  7,014      Tellabs, Inc.=                                                                                          64,459
                                                                                                             --------------
                                                                                                                    316,633
                                                                                                             --------------
             PACKAGING AND CONTAINERS - 0.6%
  3,242      Ball Corporation                                                                                       121,348
                                                                                                             --------------
             PAPER AND FOREST PRODUCTS - 0.2%
    694      Temple-Inland Inc.                                                                                      46,602
                                                                                                             --------------
             PHARMACEUTICALS - 3.8%
    591      Allergan, Inc.                                                                                          42,877
  3,201      Amgen Inc.=                                                                                            181,433
  1,938      Bristol-Myers Squibb Company                                                                            45,872
  1,063      Eli Lilly and Company                                                                                   63,833
  1,486      Express Scripts, Inc.=                                                                                  97,095
  1,190      Merck & Company, Inc.                                                                                   39,270
 10,755      Pfizer Inc.                                                                                            329,103
                                                                                                             --------------
                                                                                                                    799,483
                                                                                                             --------------
             PUBLISHING AND ADVERTISING - 0.6%
    974      Dow Jones & Company, Inc.                                                                               39,554
  1,205      McGraw-Hill Companies, Inc.                                                                             96,027
                                                                                                             --------------
                                                                                                                    135,581
                                                                                                             --------------
             RAILROADS, TRUCKING AND SHIPPING - 0.5%
  1,467      United Parcel Service, Inc., Class B                                                                   111,375
                                                                                                             --------------
             RESTAURANTS - 0.5%
    907      Brinker International, Inc.=                                                                            28,253
  2,899      Darden Restaurants, Inc.                                                                                67,605
                                                                                                             --------------
                                                                                                                     95,858
                                                                                                             --------------
             SEMICONDUCTORS - 2.4%
  8,911      Agere Systems Inc., Class A=                                                                             9,357
  3,910      ASML Holding N.V.=                                                                                      50,322
  9,256      Intel Corporation                                                                                      185,675
  1,395      Intergrated Device Technology, Inc.=                                                                    13,294
  1,685      Lam Research Corporation=                                                                               36,868
  2,117      PerkinElmer, Inc.                                                                                       36,455
  4,986      Texas Instruments Inc.                                                                                 106,102
  2,393      Xilinx, Inc.                                                                                            64,611
                                                                                                             --------------
                                                                                                                    502,684
                                                                                                             --------------
            SOFTWARE - 2.1%
 1,994      Citrix Systems, Inc.=                                                                                    34,935
10,378      Microsoft Corporation                                                                                   286,952
 2,558      Quest Software, Inc.=                                                                                    28,445
 1,782      Symantec Corporation=                                                                                    97,796
                                                                                                             --------------
                                                                                                                    448,128
                                                                                                             --------------
             SPECIALTY STORES - 2.1%
  1,675      Barnes & Noble, Inc.=                                                                                   61,975
  2,351      Home Depot, Inc.                                                                                        92,159
  3,764      Limited Brands                                                                                          83,900
    753      Nordstrom, Inc.                                                                                         28,795
  2,624      Sherwin-Williams Company                                                                               115,350
  1,285      Staples, Inc.                                                                                           38,319

  1,442      TJX Companies, Inc.                                                                                     31,782
                                                                                                             --------------
                                                                                                                    452,280
                                                                                                             --------------
             TELECOMMUNICATIONS SERVICES - 2.1%
  3,097      BellSouth Corporation                                                                                   83,991
  1,411      Nextel Communications, Inc., Class A=                                                                   33,638
  5,022      SBC Communications Inc.                                                                                130,321
  4,782      Verizon Communications Inc.                                                                            188,315
                                                                                                             --------------
                                                                                                                    436,265
                                                                                                             --------------
             TOBACCO - 0.6%
  2,558      Altria Group, Inc.                                                                                     120,328
                                                                                                             --------------
             UNIT INVESTMENT TRUST - 0.6%
  1,218      Standard & Poor's Depositary Receipts                                                                  136,124
                                                                                                             --------------
             TOTAL COMMON STOCKS
               (Cost $11,267,374)                                                                                12,817,775
                                                                                                             --------------
Principal
 amount
---------
             CORPORATE BONDS AND NOTES - 10.3%
             AEROSPACE AND DEFENSE - 0.1%
$ 6,000      Boeing Company,
             5.125% 02/15/13                                                                                          6,195
  1,000      General Dynamics Corporation,
             4.500% 08/15/10                                                                                          1,021
  4,000      Goodrich (BF) Corporation,
             7.625% 12/15/12                                                                                          4,698
  9,000      Northrop Grumman Corporation,
             7.125% 02/15/11                                                                                         10,346
  5,000      Raytheon Company,
             5.375% 04/01/13                                                                                          5,199
                                                                                                             --------------
                                                                                                                     27,459
                                                                                                             --------------
             AUTOMOTIVE - 0.4%
 20,000      DaimlerChrysler NA Holdings Corporation,
             4.050% 06/04/08                                                                                         20,179
 28,000      Ford Motor Company,
             7.450% 07/16/31                                                                                         27,455
  1,000      Ford Motor Credit Company,
             7.375% 02/01/11                                                                                          1,088
 13,000      General Motors Acceptance Corporation,
             6.150% 04/05/07                                                                                         13,661
  9,000      General Motors Acceptance Corporation,
             6.875% 09/15/11                                                                                          9,441
 16,000      General Motors Acceptance Corporation,
             8.000% 11/01/31                                                                                         16,560
  2,000      General Motors Corporation,
             8.250% 07/15/23                                                                                          2,104
                                                                                                             --------------
                                                                                                                     90,488
                                                                                                             --------------
             BEVERAGES - 0.2%
  9,000      Anheuser-Busch Companies, Inc.,
             5.950% 01/15/33                                                                                          9,497
 22,000      Cadbury Schweppes plc,
             5.125% 10/01/13 (caret)                                                                                 22,340
                                                                                                             --------------
                                                                                                                     31,837
                                                                                                             --------------
             BROADCASTING AND CABLE - 0.5%
  5,000      Clear Channel Communications, Inc.,
             6.000% 11/01/06                                                                                          5,250
  9,000      Comcast Cable Communications, Inc.,
             7.125% 06/15/13                                                                                         10,179
 19,000      Liberty Media Corporation,
             3.500% 09/25/06                                                                                         18,923
  5,000      Tele-Communications, Inc., Class A,
             9.875% 06/15/22                                                                                          6,804
  6,000      The Walt Disney Company, MTN,
             5.500% 12/29/06                                                                                          6,271
 10,000      Time Warner Entertainment Company LP,
             7.250% 09/01/08                                                                                         11,099
 11,000      Time Warner Inc.,
             9.125% 01/15/13                                                                                         13,772
 17,000      Time Warner Inc.,

             7.625% 04/15/31                                                                                         19,567
 14,000      Viacom Inc., Class B,
             5.625% 05/01/07                                                                                         14,809
                                                                                                             --------------
                                                                                                                    106,674
                                                                                                             --------------
             CHEMICALS - BASIC - 0.0%+
  4,000      The Dow Chemical Company,
             6.125% 02/01/11                                                                                          4,365
  5,000      The Dow Chemical Company,
             7.375% 11/01/29                                                                                          5,806
                                                                                                             --------------
                                                                                                                     10,171
                                                                                                             --------------
             CHEMICALS - SPECIALTY - 0.1%
  6,000      E.I. du Pont de Nemours and Company,
             3.375% 11/15/07                                                                                          6,031
  3,000      Eastman Chemical Company,
             3.250% 06/15/08                                                                                          2,935
  7,000      Eastman Chemical Company,
             6.300% 11/15/18                                                                                          7,494
  1,000      Monsanto Company,
             4.000% 05/15/08                                                                                          1,008
  3,000      Praxair, Inc.,
             4.750% 07/15/07                                                                                          3,107
  7,000      Praxair, Inc.,
             6.500% 03/01/08                                                                                          7,662
                                                                                                             --------------
                                                                                                                     28,237
                                                                                                             --------------
             COMMERCIAL BANKING - 1.8%
 15,000      AmSouth Bank N.A.,
             4.850% 04/01/13                                                                                         15,083
 33,000      Bank One Corporation,
             6.000% 08/01/08                                                                                         35,709
  9,000      Capital One Bank,
             5.000% 06/15/09                                                                                          9,320
  8,000      Citigroup Inc.,
             6.000% 02/21/12                                                                                          8,799
 37,000      Citigroup Inc.,
             5.000% 09/15/14 (caret)                                                                                 37,047
  5,000      City National Corporation,
             5.125% 02/15/13                                                                                          5,033
 19,000      First Union National Bank,
             5.800% 12/01/08                                                                                         20,422
 11,000      Golden West Financial Corporation,
             4.750% 10/01/12                                                                                         11,094
 18,000      J.P. Morgan Chase & Company,
             7.250% 06/01/07                                                                                         19,876
  8,000      Key Bank N.A.,
             7.000% 02/01/11                                                                                          8,963
  4,000      Mellon Funding Corporation,
             4.875% 06/15/07                                                                                          4,166
 12,000      Mellon Funding Corporation,
             6.700% 03/01/08                                                                                         13,394
 19,000      National City Bank,
             4.625% 05/01/13                                                                                         18,737
 12,000      PNC Funding Corporation,
             5.750% 08/01/06                                                                                         12,572
 11,000      Popular North America Inc., MTN, Series E,
             6.125% 10/15/06                                                                                         11,618
  9,000      Regions Financial Corporation,
             7.750% 09/15/24                                                                                         11,069
  4,000      SouthTrust Bank N.A.,
             4.750% 03/01/13                                                                                          3,991
 12,000      The Bank of New York, Inc., MTN, Series E,
             3.900% 09/01/07                                                                                         12,178
 20,000      Union Planters Corporation,
             4.375% 12/01/10                                                                                         20,079
 14,000      US Bank N.A., Minnesota,
             2.850% 11/15/06                                                                                         13,975
 19,000      US Bank N.A., Minnesota,
             6.375% 08/01/11                                                                                         21,229
  5,000      Washington Mutual, Inc.,
             2.400% 11/03/05                                                                                          4,989

 20,000      Washington Mutual, Inc.,
             5.625% 01/15/07                                                                                         21,022
 21,000      Washington Mutual, Inc.,
             4.625% 04/01/14                                                                                         20,074
                                                                                                             --------------
                                                                                                                    360,439
                                                                                                             --------------
             COMMERCIAL SERVICES - 0.1%
 10,000      Waste Management, Inc.,
             7.375% 08/01/10                                                                                         11,543
                                                                                                             --------------
             COMPUTER SERVICES - 0.0%+
  6,000      Sungard Data Systems Inc.,
             4.875% 01/15/14                                                                                          5,892
                                                                                                             --------------
             COMPUTERS AND OFFICE EQUIPMENT - 0.3%
 18,000      Hewlett-Packard Company,
             5.750% 12/15/06                                                                                         18,987
 33,000      International Business Machines Corporation,
             4.875% 10/01/06                                                                                         34,257
 19,000      International Business Machines Corporation,
             5.875% 11/29/32                                                                                         19,679
                                                                                                             --------------
                                                                                                                     72,923
             CONGLOMERATES - 0.0%+
  7,000      General Electric Company,
             5.000% 02/01/13                                                                                          7,199
                                                                                                             --------------
             CONSTRUCTION - 0.1%
 11,000      Toll Brothers Inc.,
             4.950% 03/15/14                                                                                         10,740
                                                                                                             --------------
             CONSUMER CREDIT AND MORTGAGES - 0.4%
 18,000      American Express Company,
             5.500% 09/12/06                                                                                         18,852
  3,000      American Express Company,
             3.750% 11/20/07                                                                                          3,031
 13,000      American Express Company,
             4.750% 06/17/09                                                                                         13,492
  5,000      American General Finance Corporation,  MTN, Series H,
             2.750% 06/15/08                                                                                          4,831
 36,000      Countrywide Home Loans, Inc., MTN, Series J,
             5.500% 08/01/06                                                                                         37,547
                                                                                                             --------------
                                                                                                                     77,753
                                                                                                             --------------
             DEPARTMENT AND DISCOUNT STORES - 0.2%
  3,000      Target Corporation,
             3.375% 03/01/08(a)                                                                                       2,989
 11,000      Target Corporation,
             5.400% 10/01/08                                                                                         11,696
  9,000      Target Corporation,
             5.375% 06/15/09                                                                                          9,588
 10,000      Target Corporation,
             5.875% 03/01/12                                                                                         10,885
  5,000      Wal-Mart Stores, Inc.,
             5.450% 08/01/06                                                                                          5,226
  8,000      Wal-Mart Stores, Inc.,
             4.550% 05/01/13                                                                                          8,056
                                                                                                             --------------
                                                                                                                     48,440
                                                                                                             --------------
             DIVERSIFIED MANUFACTURING - 0.0%+
  6,000      Fortune Brands, Inc.,
             2.875% 12/01/06                                                                                          5,978
                                                                                                             --------------
             ELECTRIC POWER - NON NUCLEAR - 0.6%
  4,000      Appalachian Power Company, Series G,
             3.600% 05/15/08                                                                                          3,974
  7,000      Consolidated Edison Company of New York,
             4.700% 06/15/09                                                                                          7,259
  9,000      Consolidated Edison Company of New York, Series 2000-C,
             6.625% 12/15/05                                                                                          9,420
  3,000      Dominion Resources, Inc.,
             5.000% 03/15/13                                                                                          2,996
  7,000      Exelon Generation Company, LLC,
             5.350% 01/15/14                                                                                          7,149
  1,000      New York State Electric & Gas,
             5.750% 05/01/23                                                                                            996
  2,000      Ohio Edison Company,

             4.000% 05/01/08                                                                                          2,004
  4,000      Pacific Gas and Electric Company,
             4.200% 03/01/11                                                                                          3,954
  5,000      Pacific Gas and Electric Company,
             6.050% 03/01/34                                                                                          5,089
 12,000      Pepco Holdings, Inc.,
             3.750% 02/15/06                                                                                         12,107
 27,000      Progress Energy, Inc.,
             6.050% 04/15/07##                                                                                       28,565
  3,000      PSEG Power LLC,
             5.500% 12/01/15                                                                                          3,000
  5,000      Public Service Electric & Gas Company, MTN, Series C,
             4.000% 11/01/08                                                                                          5,035
 23,000      TXU Energy Company,
             7.000% 03/15/13                                                                                         25,969
                                                                                                             --------------
                                                                                                                    117,517
                                                                                                             --------------
             ELECTRIC POWER - NUCLEAR - 0.4%
 13,000      American Electric Power Company, Inc.,
             5.250% 06/01/15                                                                                         13,053
 12,000      CenterPoint Energy Resources Corporation, Series B,
             7.875% 04/01/13                                                                                         14,145
  3,000      Duquesne Light Company, Series O,
             6.700% 04/15/12                                                                                          3,383
  1,000      Energy East Corporation,
             6.750% 06/15/12                                                                                          1,111
  8,000      FirstEnergy Corporation, Series B,
             6.450% 11/15/11                                                                                          8,727
  5,000      FirstEnergy Corporation, Series C,
             7.375% 11/15/31                                                                                          5,615
 16,000      MidAmerican Energy Holdings, Series D,
             5.000% 02/15/14                                                                                         15,812
  6,000      Southern California Edison Company,
             5.000% 01/15/14                                                                                          6,103
  4,000      Southern California Edison Company,
             6.000% 01/15/34                                                                                          4,157
  9,000      Southern Company Capital Funding, Series A,
             5.300% 02/01/07                                                                                          9,510
  4,000      Southern Power Company, Series B,
             6.250% 07/15/12                                                                                          4,354
  7,000      Virginia Electric and Power Company, Series A,
             5.375% 02/01/07                                                                                          7,322
                                                                                                             --------------
                                                                                                                     93,292
                                                                                                             --------------
             EXPLORATION AND PRODUCTION - 0.1%
  4,000      Devon Energy Corporation,
             7.950% 04/15/32                                                                                          4,962
 22,000      XTO Energy, Inc.,
             7.500% 04/15/12                                                                                         25,845
                                                                                                             --------------
                                                                                                                     30,807
                                                                                                             --------------
             FINANCE - MISCELLANEOUS - 0.7%
 13,000      Associates Corporation of North America,
             6.950% 11/01/18                                                                                         15,172
  7,000      CIT Group Inc.,
             7.375% 04/02/07                                                                                          7,677
  2,000      General Electric Capital Corporation, MTN, Series A,
             5.875% 02/15/12                                                                                          2,171
 34,000      General Electric Capital Corporation, MTN, Series A,
             6.750% 03/15/32                                                                                         39,130
 12,000      Household Finance Corporation,
             7.200% 07/15/06                                                                                         12,862
 11,000      Household Finance Corporation,
             5.875% 02/01/09                                                                                         11,858
  6,000      Household Finance Corporation,
             6.375% 11/27/12                                                                                          6,648
  4,000      Household Finance Corporation,
             7.350% 11/27/32                                                                                          4,766
  4,000      International Lease Finance Corporation,
             4.500% 05/01/08                                                                                          4,131
 24,000      International Lease Finance Corporation,
             3.500% 04/01/09                                                                                         23,491

  8,000      National Rural Utilities Cooperative Finance Corporation,
             3.250% 10/01/07                                                                                          7,926
 11,000      National Rural Utilities Cooperative Finance Corporation,
             5.750% 08/28/09                                                                                         11,783
  6,000      National Rural Utilities Cooperative Finance Corporation, MTN, Series
              C,
             8.000% 03/01/32                                                                                          7,750
                                                                                                             --------------
                                                                                                                    155,365
                                                                                                             --------------
             FOOD AND DRUG STORES - 0.1%
 15,000      Fred Meyer, Inc.,
             7.450% 03/01/08                                                                                         16,754
  3,000      The Kroger Company,
             6.800% 04/01/11                                                                                          3,361
  3,000      The Kroger Company,
             6.750% 04/15/12                                                                                          3,355
                                                                                                             --------------
                                                                                                                     23,470
                                                                                                             --------------
             HEALTH SERVICES - 0.1%
 18,000      Wellpoint Health Networks Inc.,
             6.375% 06/15/06                                                                                         18,986
  8,000      Wellpoint Health Networks Inc.,
             6.375% 01/15/12                                                                                          8,830
                                                                                                             --------------
                                                                                                                     27,816
                                                                                                             --------------
             HEAVY MACHINERY - 0.3%
 12,000      Caterpillar Financial Services Corporation,
             5.950% 05/01/06                                                                                         12,572
 20,000      Caterpillar Financial Services Corporation,
             4.500% 06/15/09                                                                                         20,543
  9,000      Caterpillar Financial Services Corporation, MTN, Series F,
             2.350% 09/15/06                                                                                          8,885
 12,000      John Deere Capital Corporation, MTN, Series D,
             3.125% 12/15/05                                                                                         12,050
                                                                                                             --------------
                                                                                                                     54,050
                                                                                                             --------------
             HOUSEHOLD PRODUCTS - 0.0%+
  4,000      Procter & Gamble Company,
             4.750% 06/15/07                                                                                          4,167
                                                                                                             --------------
             INSURANCE - 0.4%
  3,000      Hartford Life, Inc.,
             7.375% 03/01/31                                                                                          3,602
  3,000      Marsh & McLennan Companies, Inc.,
             5.875% 08/01/33                                                                                          2,985
  6,000      Mass Mutual Global Funding II,
             2.550% 07/15/08 (caret)                                                                                  5,816
  6,000      MetLife, Inc.,
             5.375% 12/15/12                                                                                          6,221
  4,000      MetLife, Inc.,
             6.500% 12/15/32                                                                                          4,301
  2,000      Nationwide Financial Services, Inc., Class A,
             5.900% 07/01/12                                                                                          2,143
 17,000      Principal Life Global,
             6.250% 02/15/12 (caret)                                                                                 18,769
  4,000      Progressive Corporation,
             6.250% 12/01/32                                                                                          4,219
  2,000      Prudential Financial, Inc., MTN, Series B,
             4.500% 07/15/13                                                                                          1,939
 21,000      Prudential Funding LLC, MTN,
             6.600% 05/15/08 (caret)                                                                                 23,338
  3,000      The Hartford Financial Services Group, Inc.,
             2.375% 06/01/06                                                                                          2,967
  3,000      The Hartford Financial Services Group, Inc.,
             4.625% 07/15/13                                                                                          2,945
  4,000      Unitrin Inc.,
             4.875% 11/01/10                                                                                          3,971
                                                                                                             --------------
                                                                                                                     83,216
                                                                                                             --------------
             INTEGRATED OIL - 0.2%
 10,000      Conoco Funding Company,
             5.450% 10/15/06                                                                                         10,484
 17,000      Conoco Funding Company,
             6.350% 10/15/11                                                                                         18,959

 15,000      USX Corporation,
             6.650% 02/01/06                                                                                         15,732
                                                                                                             --------------
                                                                                                                     45,175
                                                                                                             --------------
             INVESTMENT SERVICES - 1.3%
  9,000      Bear Stearns Companies Inc.,
             5.700% 01/15/07                                                                                          9,497
 24,000      Bear Stearns Companies Inc.,
             4.500% 10/28/10                                                                                         24,197
  7,000      Citigroup Global Markets Holdings Inc.,
             6.500% 02/15/08                                                                                          7,656
  6,000      Credit Suisse First Boston USA, Inc.,
             5.875% 08/01/06                                                                                          6,307
 11,000      Credit Suisse First Boston USA, Inc.,
             6.125% 11/15/11                                                                                         11,984
  5,000      Goldman Sachs Group, Inc.,
             4.125% 01/15/08                                                                                          5,096
 57,000      Goldman Sachs Group, Inc.,
             5.700% 09/01/12                                                                                         60,232
 25,000      Lehman Brothers Holdings Inc.,
             4.000% 01/22/08                                                                                         25,395
 11,000      Lehman Brothers Holdings Inc.,
             7.000% 02/01/08                                                                                         12,139
  6,000      Lehman Brothers Holdings Inc.,
             7.875% 08/15/10                                                                                          7,103
 12,000      Merrill Lynch & Company, Inc.,
             6.000% 02/17/09                                                                                         12,992
  9,000      Merrill Lynch & Company, Inc., MTN, Series B,
             2.070% 06/12/06                                                                                          8,964
  6,000      Merrill Lynch & Company, Inc., MTN, Series B,
             3.700% 04/21/08                                                                                          6,012
 60,000      Morgan Stanley,
             5.300% 03/01/13                                                                                         61,497
                                                                                                             --------------
                                                                                                                    259,071
                                                                                                             --------------
             MEDICAL DEVICES AND SUPPLIES - 0.0%+
  5,000      Bristol-Myers Squibb Company,
             4.750% 10/01/06                                                                                          5,167
                                                                                                             --------------
             METALS AND MINING - 0.1%
 12,000      Alcoa Inc.,
             7.375% 08/01/10                                                                                         13,992
                                                                                                             --------------
             NATURAL GAS DISTRIBUTION - 0.1%
  9,000      NiSource Finance Corporation,
             5.400% 07/15/14                                                                                          9,219
  4,000      Southern California Gas Company, Series HH,
             5.450% 04/15/18                                                                                          4,128
                                                                                                             --------------
                                                                                                                     13,347
                                                                                                             --------------
             NATURAL GAS PIPELINES - 0.3%
  9,000      Consolidated Natural Gas Company, Series B,
             5.375% 11/01/06                                                                                          9,363
 15,000      Duke Capital LLC,
             4.370% 03/01/09(a)                                                                                      15,124
 18,000      Kinder Morgan, Inc.,
             6.650% 03/01/05                                                                                         18,289
 10,000      Teppco Partners, LP,
             7.625% 02/15/12                                                                                         11,602
                                                                                                             --------------
                                                                                                                     54,378
                                                                                                             --------------
             OIL REFINING AND MARKETING - 0.0%+
  8,000      Valero Energy Corporation,
             6.875% 04/15/12                                                                                          9,008
                                                                                                             --------------
             PAPER AND FOREST PRODUCTS - 0.2%
  6,000      Champion International Corporation,
             7.350% 11/01/25                                                                                          6,721
  8,000      International Paper Company,
             4.250% 01/15/09                                                                                          8,028
  5,000      International Paper Company,
             5.850%** 10/30/12                                                                                        5,283
  5,000      MeadWestvaco Corporation,
             6.850% 04/01/12                                                                                          5,570
 12,000      MeadWestvaco Corporation,

             8.200% 01/15/30                                                                                         14,377
                                                                                                             --------------
                                                                                                                     39,979
             PUBLISHING AND ADVERTISING - 0.1%
  5,000      Knight-Ridder, Inc.,
             7.125% 06/01/11                                                                                          5,744
  3,000      News America Holdings Inc.,
             9.250% 02/01/13                                                                                          3,854
  9,000      News America Holdings Inc.,
             6.550% 03/15/33                                                                                          9,531
  7,000      News America Holdings Inc.,
             8.150% 10/17/36                                                                                          8,705
  2,000      R. R. Donnelley & Sons Company,
             4.950% 04/01/14                                                                                          1,982
                                                                                                             --------------
                                                                                                                     29,816
                                                                                                             --------------
             RAILROADS, TRUCKING AND SHIPPING - 0.1%
 15,000      Burlington Northern Santa Fe Corporation,
             6.750% 07/15/11                                                                                         16,847
                                                                                                             --------------
             REAL ESTATE - 0.1%
  9,000      EOP Operating LP,
             7.000% 07/15/11                                                                                         10,111
 16,000      EOP Operating LP,
             4.750% 03/15/14                                                                                         15,442
  1,000      ERP Operating LP,
             5.200% 04/01/13                                                                                          1,017
                                                                                                             --------------
                                                                                                                     26,570
                                                                                                             --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
 16,000      Camden Property Trust,
             5.375% 12/15/13                                                                                         16,140
  4,000      Health Care Property Investors, Inc.,
             6.450% 06/25/12                                                                                          4,343
 17,000      Simon Property Group, LP
             3.750% 01/30/09                                                                                         16,719
                                                                                                             --------------
                                                                                                                     37,202
                                                                                                             --------------
             TELECOMMUNICATIONS SERVICES - 0.7%
  3,000      AT&T Wireless Services Inc.,
             8.125% 05/01/12                                                                                          3,625
  3,000      AT&T Wireless Services Inc.,
             8.750% 03/01/31                                                                                          3,939
 12,000      BellSouth Corporation,
             5.000% 10/15/06                                                                                         12,453
  2,000      BellSouth Corporation,
             6.000% 10/15/11                                                                                          2,178
  3,000      BellSouth Telecommunications Inc.,
             6.375% 06/01/28                                                                                          3,068
 23,000      SBC Communications Inc.,
             5.750% 05/02/06                                                                                         24,014
  3,000      Sprint Capital Corporation,
             6.125% 11/15/08                                                                                          3,238
 19,000      Sprint Capital Corporation,
             8.375% 03/15/12                                                                                         23,012
 13,000      Sprint Capital Corporation,
             8.750% 03/15/32                                                                                         16,499
  3,000      Verizon Global Funding Corporation,
             7.750% 12/01/30                                                                                          3,593
 20,000      Verizon New England Inc.,
             6.500% 09/15/11                                                                                         22,063
 19,000      Verizon Pennsylvania Inc., Series A,
             5.650% 11/15/11                                                                                         20,057
                                                                                                             --------------
                                                                                                                    137,739
                                                                                                             --------------
             TOTAL CORPORATE BONDS AND NOTES
                (Cost $2,124,322)                                                                                 2,173,764
                                                                                                             --------------
             FOREIGN BONDS AND NOTES - 1.0%
             BROADCASTING AND CABLE - 0.0%+
  1,000      Rogers Cable Inc.,
             6.250% 06/15/13                                                                                            980
                                                                                                             --------------
             BUILDING MATERIALS - 0.0%+
  5,000      Hanson Overseas BV,

             6.750% 09/15/05                                                                                          5,187
                                                                                                             --------------
             CHEMICALS - SPECIALTY - 0.0%+
  2,000      Potash Corporation of Saskatchewan Inc.,
             4.875% 03/01/13                                                                                          2,005
                                                                                                             --------------
             COMMERCIAL BANKING - 0.0%+
 10,000      Scotland International Finance,
             4.250% 05/23/13 (caret)                                                                                  9,588
                                                                                                             --------------
             ELECTRIC POWER - NON NUCLEAR - 0.0%+
  5,000      Transalta Corporation,
             5.750% 12/15/13                                                                                          5,136
                                                                                                             --------------
             FOOD PRODUCTS - 0.0%+
  1,000      Unilever Capital Corporation,
             6.875% 11/01/05                                                                                          1,045
                                                                                                             --------------
             INTEGRATED OIL - 0.2%
 12,000      BP Capital Markets,
             2.750% 12/29/06                                                                                         11,960
  6,000      Pemex Project Funding Master Trust,
             7.375% 12/15/14                                                                                          6,540
 19,000      Pemex Project Funding Master Trust,
             8.625%** 02/01/22                                                                                       21,602
  3,000      Suncor Energy, Inc.,
             5.950% 12/01/34                                                                                          3,085
                                                                                                             --------------
                                                                                                                     43,187
                                                                                                             --------------
             METALS AND MINING - 0.1%
  4,000      Alcan Inc.,
             6.450% 03/15/11                                                                                          4,479
  4,000      Alcan Inc.,
             7.250% 03/15/31                                                                                          4,761
  4,000      BHP Finance USA Ltd.,
             4.800% 04/15/13                                                                                          4,050
  6,000      Codelco Inc.,
             5.500% 10/15/13 (caret)                                                                                  6,247
  3,000      Placer Dome Inc.,
             6.450% 10/15/35                                                                                          3,158
  4,000      Rio Tinto Finance (USA) Ltd.,
             2.625% 09/30/08                                                                                          3,843
                                                                                                             --------------
                                                                                                                     26,538
                                                                                                             --------------
             PUBLISHING AND ADVERTISING - 0.0%+
  9,000      Thomson Corporation,
             5.250% 08/15/13                                                                                          9,296
                                                                                                             --------------
             RAILROADS, TRUCKING AND SHIPPING - 0.1%
 10,000      Canadian National Railway Company,
             6.900% 07/15/28                                                                                         11,309
                                                                                                             --------------
             TELECOMMUNICATIONS SERVICES - 0.6%
  4,000      British Telecommunications, plc,
             8.375% 12/15/10                                                                                          4,823
  2,000      British Telecommunications, plc,
             8.875% 12/15/30                                                                                          2,627
 21,000      Deutsche Telekom International Finance BV,
             5.250% 07/22/13                                                                                         21,490
 12,000      Deutsche Telekom International Finance BV,
             8.750% 06/15/30                                                                                         15,511
  1,000      France Telecom SA,
             8.500%** 03/01/11                                                                                        1,197
 10,000      France Telecom SA,
             9.250%** 03/01/31                                                                                       13,259
 16,000      Telefonos de Mexico, SA,
             4.500% 11/19/08                                                                                         16,047
 25,000      Telus Corporation,
             7.500% 06/01/07                                                                                         27,415
                                                                                                             --------------
                                                                                                                    102,369
                                                                                                             --------------
             TOTAL FOREIGN BONDS AND NOTES
                (Cost $212,835)                                                                                     216,640
                                                                                                             --------------
             MORTGAGE-BACKED SECURITIES - 12.2%
             COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
 32,000      Bear Stearns Commercial Mortgage Securities, Series 2003-T12,
             Class A4, 4.680% 08/13/39(a)                                                                            32,072

 73,000      Morgan Stanley Capital, Series 2003-IQ6, Class A4,
             4.970% 12/15/41                                                                                         74,189
 38,376      PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,
             5.910% 03/12/34                                                                                         40,722
                                                                                                             --------------
                                                                                                                    146,983
                                                                                                             --------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES - 0.2%
 47,906      6.500% 11/01/32                                                                                         50,295
                                                                                                             --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 10.0%
733,000      5.000% 10/15/19(g)                                                                                     744,452
  5,569      6.500% 12/01/31                                                                                          5,845
 11,263      6.500% 05/01/33                                                                                         11,823
300,000      5.500% 05/10/34(g)                                                                                     303,938
500,000      5.000% 07/12/34(g)                                                                                     494,688
500,000      6.500% 07/12/34(g)                                                                                     524,374
                                                                                                             --------------
                                                                                                                  2,085,120
                                                                                                             --------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 1.3%
  4,384      7.000% 06/15/32                                                                                          4,677
274,000      5.500% 07/19/33(g)                                                                                     278,624
                                                                                                             --------------
                                                                                                                    283,301
                                                                                                             --------------
             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $2,563,110)                                                                                 2,565,699
                                                                                                             --------------
             SOVEREIGN GOVERNMENT BONDS AND NOTES - 1.0%
 16,000      Hellenic Republic,
             6.950% 03/04/08                                                                                         17,881
 24,000      Quebec (Province of),
             7.500% 09/15/29                                                                                         31,095
 15,000      Region of Lombardy,
             5.804% 10/25/32                                                                                         15,823
  4,000      Republic of Chile,
             5.500% 01/15/13                                                                                          4,168
 11,000      Republic of Italy,
             2.750% 12/15/06                                                                                         10,990
 39,000      Republic of Italy,
             3.750% 12/14/07                                                                                         39,468
 16,000      Republic of Poland,
             5.250% 01/15/14                                                                                         16,544
 11,000      Republic of South Africa,
             6.500% 06/02/14                                                                                         11,743
 26,000      United Mexican States,
             8.375% 01/14/11                                                                                         30,485
  9,000      United Mexican States,
             6.375% 01/16/13                                                                                          9,477
 23,000      United Mexican States,
             7.500% 04/08/33                                                                                         24,173
                                                                                                             --------------
             TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
                (Cost $205,559)                                                                                     211,847
                                                                                                             --------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9% FEDERAL
             FARM CREDIT BANK (FFCB) - 0.2%
 35,000      2.375% 10/01/04                                                                                         35,001
 15,000      2.500% 03/15/06                                                                                         14,977
                                                                                                             --------------
                                                                                                                     49,978
                                                                                                             --------------
             FEDERAL HOME LOAN BANK (FHLB) - 0.1%
 25,000      5.800% 09/02/08                                                                                         27,053
                                                                                                             --------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.6%
 28,000      3.875% 02/15/05                                                                                         28,203
 50,000      3.625% 09/15/08                                                                                         50,256
 19,000      6.625% 09/15/09                                                                                         21,432
 20,000      6.750% 03/15/31                                                                                         23,874
                                                                                                             --------------
                                                                                                                    123,765
                                                                                                             --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.0%
 13,000      2.875% 10/15/05                                                                                         13,075
 85,000      5.250% 01/15/09                                                                                         90,530
100,000      4.375% 09/15/12                                                                                         99,807
                                                                                                             --------------
                                                                                                                    203,412
                                                                                                             --------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $397,044)                                                                                     404,208
                                                                                                             --------------

             U.S. TREASURY OBLIGATIONS - 8.2%
             U.S. TREASURY BONDS - 0.4%
 40,000      6.250% 08/15/23                                                                                         46,709
 10,000      6.875% 08/15/25                                                                                         12,554
 15,000      5.375% 02/15/31                                                                                         16,069
                                                                                                             --------------
                                                                                                                     75,332
                                                                                                             --------------
             U.S. TREASURY NOTES - 6.4%
200,000      1.500% 02/28/05                                                                                        199,672
 50,000      1.625% 03/31/05                                                                                         49,912
 50,000      2.000% 05/15/06                                                                                         49,658
 90,000      2.750% 06/30/06                                                                                         90,373
 70,000      2.375% 08/15/06                                                                                         69,776
 50,000      3.125% 05/15/07                                                                                         50,422
 50,000      2.750% 08/15/07                                                                                         49,863
 60,000      3.250% 08/15/07                                                                                         60,663
140,000      3.250% 01/15/09                                                                                        140,066
 60,000      3.125% 04/15/09                                                                                         59,595
 20,000      3.875% 05/15/09                                                                                         20,486
 95,000      4.000% 06/15/09                                                                                         97,768
 40,000      3.625% 07/15/09                                                                                         40,484
155,000      3.500% 08/15/09                                                                                        155,939
 50,000      4.000% 02/15/14                                                                                         49,613
130,000      4.750% 05/15/14                                                                                        136,459
 30,000      4.250% 08/15/14                                                                                         30,314
                                                                                                             --------------
                                                                                                                  1,351,063
                                                                                                             --------------
             U.S. TREASURY STRIPS - 1.4%
125,000      Interest only,
             4.321%*** 11/15/13                                                                                      84,642
210,000      Interest only,
             5.239%*** 05/15/23                                                                                      80,147
 60,000      Principal only,
             1.967%*** 05/15/05                                                                                      59,276
173,000      Principal only,
             5.160%*** 11/15/21                                                                                      72,312
                                                                                                             --------------
                                                                                                                    296,377
                                                                                                             --------------
             TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $1,697,949)                                                                                   1,722,772

SHARES
             AFFILIATED INVESTMENT COMPANIES - 12.1%
              (Cost $2,698,662)
2,555,721    Nations Cash Reserves, Capital Class Shares#                                                         2,555,721
                                                                                                             --------------
             NON-AFFILIATED INVESTMENT COMPANIES - 0.7%
              (Cost $142,941)
2,338        iShares Russell 1000 Index Fund                                                                        139,485
                                                                                                             --------------
             TOTAL INVESTMENTS
              (Cost $21,883,605*)                                                         111.5%                 23,523,091
                                                                                                             --------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                     (11.5)%                (2,418,244)
                                                                                                             --------------
             NET ASSETS                                                                   100.0%             $   21,104,847
                                                                                                             ==============

* Cost for both financial statement and federal income tax purposes is the same.

** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

= Non-income producing security.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Amount represents less than 0.1%.

# Money market mutual fund registered under the Investment
Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $51,721.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $50,228 and $50,187, respectively.

(g) TBA - Securities purchased on a forward commitment basis.

ABBREVIATIONS:

ADR - American Depository Receipt

LTD - Limited

MTN - Medium Term Note

NATIONS FUNDS
NATIONS SEPARATE ACCOUNT TRUST - HIGH YIELD BOND PORTFOLIO
Schedule of investments                                       September 30, 2004


PRINCIPAL
 AMOUNT                                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------------
              ASSET BACKED SECURITIES - 0.5%
              ASSET-BACKED - OTHER - 0.5%
               (Cost $414,914)
   $13,849    Gilroy Asset Receivable Loan,
              10.000% 09/30/14 (caret)                                                                    $    413,849
                                                                                                          ------------
SHARES

              COMMON STOCKS - 1.8%
              AUTOMOTIVE - 0.3%
    28,100    Goodyear Tire & Rubber Company=(a)                                                               301,794
                                                                                                          ------------
              BROADCASTING AND CABLE - 0.8%
     9,800    Comcast Corporation, Class A=                                                                    276,752
    58,601    UnitedGlobalCom, Inc., Class A=                                                                  437,750
                                                                                                          ------------
                                                                                                               714,502
                                                                                                          ------------
              CHEMICALS - BASIC - 0.0%+
        23    General Chemical Industrial Products Inc.=(a)(e)(f)                                                3,183
                                                                                                          ------------
              HEALTH SERVICES - 0.1%
        56    Fountain View Inc.=(e)(f)                                                                            896
    28,658    QuadraMed Corporation=(f)                                                                         78,523
                                                                                                          ------------
                                                                                                                79,419
                                                                                                          ------------
              METALS AND MINING - 0.2%
    25,603    ACP Holding Company=(caret)                                                                       37,764
    16,116    Thermadyne Holdings Corporation=(f)                                                              177,276
                                                                                                          ------------
                                                                                                               215,040
                                                                                                          ------------
              PACKAGING AND CONTAINERS - 0.2%
    10,305    Owens-Illinois, Inc.=                                                                            164,880
                                                                                                          ------------
              PAPER AND FOREST PRODUCTS - 0.1%
     8,000    Abitibi-Consolidated Inc.                                                                         50,480
                                                                                                          ------------
              TELECOMMUNICATIONS SERVICES - 0.1%
     5,619    Globix Corporation=(caret)                                                                        18,262
    31,905    Neon Communications, Inc.=(e)(f)                                                                  39,881
     1,774    Remote Dynamics Inc.=                                                                              1,756
    24,690    US Unwired Inc.=                                                                                  66,169
                                                                                                          ------------
                                                                                                               126,068
                                                                                                          ------------
              TOTAL COMMON STOCKS
               (Cost $1,568,263)                                                                             1,655,366
                                                                                                          ------------
PRINCIPAL
  AMOUNT

              CONVERTIBLE BONDS AND NOTES - 2.5%
              AIRLINES - 0.0%+
  $155,000    Delta Air Lines, Inc.,
              8.000% 06/03/23 (caret)                                                                           45,531
                                                                                                          ------------
              COMPUTER SERVICES - 0.1%
    90,000    Electronic Data Systems Corporation,
              3.875% 07/15/23                                                                                   89,663
                                                                                                          ------------
              FINANCE - MISCELLANEOUS - 0.2%
   200,000    Providian Financial Corporation,
              3.250% 08/15/05                                                                                  197,000
                                                                                                          ------------
              HEALTH SERVICES - 0.7%
   590,000    Laboratory Corporation of America Holdings,
              1.760%*** 09/11/21                                                                               435,124
    85,000    Lincare Holdings Inc.,
              3.000% 06/15/33                                                                                   83,194
   170,000    Lincare Holdings Inc.,

              3.000% 06/15/33(a)                                                                               166,388
                                                                                                          ------------
                                                                                                               684,706
                                                                                                          ------------
              INSURANCE - 0.1%
    55,000    Loews Corporation,
              3.125% 09/15/07                                                                                   53,831
                                                                                                          ------------
              NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 0.6%
   425,000    CIENA Corporation,
              3.750% 02/01/08                                                                                  362,313
   170,000    Riverstone Networks, Inc.,
              3.750% 12/01/06 (caret)(b)                                                                       153,000
                                                                                                          ------------
                                                                                                               515,313
                                                                                                          ------------
              SEMICONDUCTORS - 0.8%
   705,000    LSI Logic Corporation,
              4.000% 11/01/06                                                                                  692,662
                                                                                                          ------------
              TELECOMMUNICATIONS SERVICES - 0.0%+
   296,350    At Home Corporation, Series A,
              4.750% 12/15/06(b)                                                                                38,526
                                                                                                          ------------
              TOTAL CONVERTIBLE BONDS AND NOTES
                 (Cost $2,399,144)                                                                           2,317,232
                                                                                                          ------------
              CORPORATE BONDS AND NOTES - 65.4%
              AEROSPACE AND DEFENSE - 1.1%
   105,000    BE Aerospace, Inc.,
              8.500% 10/01/10                                                                                  114,450
   120,000    BE Aerospace, Inc., Series B,
              8.000% 03/01/08(a)                                                                               118,500
   210,000    BE Aerospace, Inc., Series B,
              8.875% 05/01/11(a)                                                                               212,625
   195,000    K & F Industries, Inc., Series B,
              9.625% 12/15/10                                                                                  216,938
   185,000    Sequa Corporation, Class A,
              9.000% 08/01/09                                                                                  203,500
   110,000    Sequa Corporation, Series B,
              8.875% 04/01/08                                                                                  119,350
                                                                                                          ------------
                                                                                                               985,363
                                                                                                          ------------
              AIRLINES - 1.5%
    51,886    American Airlines, Inc., Series 2001-1,
              7.377% 05/23/19                                                                                   31,176
   434,785    Continental Airlines, Inc., Class B,
              7.875% 07/02/18(a)                                                                               409,459
   135,000    Delta Air Lines, Inc.,
              10.000% 08/15/08(a)                                                                               40,500
   320,000    Delta Air Lines, Inc.,
              10.375% 02/01/11(a)                                                                               89,600
    15,000    Delta Air Lines, Inc.,
              9.750% 05/15/21(a)                                                                                 3,675
   150,000    Delta Air Lines, Inc.,
              10.375% 12/15/22(a)                                                                               36,750
   825,000    Delta Air Lines, Inc.,
              8.300% 12/15/29(a)                                                                               193,875
   170,000    Northwest Airlines Inc.,
              8.875% 06/01/06(a)                                                                               142,800
   165,000    Northwest Airlines Inc.,
              9.875% 03/15/07(a)                                                                               124,575
   470,000    Northwest Airlines Inc.,
              10.000% 02/01/09(a)                                                                              324,300
                                                                                                          ------------
                                                                                                             1,396,710
                                                                                                          ------------
              AUTOMOTIVE - 4.4%
   400,000    Amsted Industries Inc.,
              10.250% 10/15/11 (caret)                                                                         440,000
    70,000    ArvinMeritor, Inc.,
              6.625% 06/15/07                                                                                   72,975
   245,000    ArvinMeritor, Inc.,
              8.750% 03/01/12                                                                                  271,338
   425,000    Collins & Aikman Corporation,
              12.875% 08/24/12 (caret)(a)                                                                      392,063
   280,000    Dana Corporation,
              9.000% 08/15/11                                                                                  338,100

   225,000    Goodyear Tire & Rubber Company,
              6.625% 12/01/06(a)                                                                               234,000
    55,000    Goodyear Tire & Rubber Company,
              8.500% 03/15/07(a)                                                                                56,650
    70,000    Goodyear Tire & Rubber Company,
              6.375% 03/15/08(a)                                                                                67,550
   905,000    Goodyear Tire & Rubber Company,
              11.000% 03/01/11 (caret)(a)                                                                    1,022,649
   605,000    Mark IV Industries, Inc.,
              7.500% 09/01/07                                                                                  571,724
   120,000    Tenneco Automotive Inc., Series B,
              10.250% 07/15/13                                                                                 136,800
   410,000    Visteon Corporation
              7.000% 03/10/14(a)                                                                               389,500
                                                                                                          ------------
                                                                                                             3,993,349
                                                                                                          ------------
              BROADCASTING AND CABLE - 2.3%
   235,000    Adelphia Communications Corporation, Class A,
              10.250% 11/01/06(b)                                                                              211,500
   170,000    Adelphia Communications Corporation, Class A,
              9.375% 11/15/09(a)(b)                                                                            156,400
   335,000    Adelphia Communications Corporation, Class A,
              10.250% 06/15/11(a)(b)                                                                           315,738
    15,000    Adelphia Communications Corporation, Series B,
              9.250% 10/01/05(b)                                                                                13,200
    70,000    Frontiervision Operating Partners LP,
              11.000% 10/15/06(b)                                                                               87,150
   215,000    Frontiervision Operating Partners LP,
              11.875% 09/15/07(b)                                                                              269,288
    45,000    Frontiervision Operating Partners LP, Series B,
              11.875% 09/15/07(b)                                                                               56,363
   390,000    Paxson Communications Corporation,
              (0.000)% due 01/15/09
              12.250% beginning 01/15/06                                                                       334,424
   315,000    Radio One, Inc., Series B,
              8.875% 07/01/11                                                                                  347,287
   155,000    Spanish Broadcasting System, Inc., Class A,
              9.625% 11/01/09                                                                                  162,750
   115,000    Young Broadcasting Inc., Class A,
              8.500% 12/15/08                                                                                  122,188
                                                                                                          ------------
                                                                                                             2,076,288
                                                                                                          ------------
              BUILDING MATERIALS - 0.4%
   350,000    MMI Products, Inc., Series B,
              11.250% 04/15/07(a)                                                                              353,500
                                                                                                          ------------
              CHEMICALS - BASIC - 2.4%
   295,000    Equistar Chemicals, LP,
              7.550% 02/15/26                                                                                  271,400
   115,000    Lyondell Chemical Company,
              9.500% 12/15/08                                                                                  125,494
   410,000    Lyondell Chemical Company,
              10.500% 06/01/13(a)                                                                              473,549
   125,000    Millennium America Inc.,
              7.000% 11/15/06                                                                                  129,688
   205,000    Millennium America Inc.,
              7.625% 11/15/26                                                                                  188,600
   300,000(h) Rockwood Specialties Group, Inc., Bank Loan,
              9.095%** 02/11/11(f)(g)                                                                          372,600
   190,000    Rockwood Specialties Group, Inc., Bank Loan,
              9.710% 02/11/11(f)(g)                                                                            190,000
   350,000    Terra Capital Inc.,
              12.875% 10/15/08                                                                                 434,000
                                                                                                          ------------
                                                                                                             2,185,331
                                                                                                          ------------
              CHEMICALS - SPECIALTY - 0.9%
   250,000    Equistar Chemicals, LP,
              10.625% 05/01/11                                                                                 285,000
   150,000    FMC Corporation,
              10.250% 11/01/09                                                                                 175,125
   165,000    Foamex LP,
              10.750% 04/01/09(a)                                                                              155,100
   175,000    Sovereign Specialty Chemicals, Inc.,

              11.875% 03/15/10                                                                                 184,625
                                                                                                          ------------
                                                                                                               799,850
                                                                                                          ------------
              COMMERCIAL SERVICES - 3.6%
  129,000     CB Richard Ellis Services Inc.,
              9.750% 05/15/10                                                                                  146,093
   170,000    CB Richard Ellis Services Inc.,
              11.250% 06/15/11                                                                                 198,475
   490,000    Chemed Corporation,
              8.750% 02/24/11                                                                                  504,700
   130,000    Dollar Financial Group Inc.,
              9.750% 11/15/11                                                                                  137,800
   210,000    Dollar Financial Group Inc.,
              9.750% 11/15/11 (caret)                                                                          222,600
   380,000    Geo Sub Corporation,
              11.000% 05/15/12 (caret)                                                                         359,100
   235,000    Great Lakes Dredge & Dock Company,
              7.750% 12/15/13                                                                                  203,275
   205,000    Interline Brands Inc.,
              11.500% 05/15/11                                                                                 227,550
   360,000    Language Line Inc.,
              11.125% 06/15/12 (caret)                                                                         369,000
   390,000    MemberWorks Inc.,
              9.250% 04/01/14 (caret)                                                                          383,175
   475,000    Williams Scotsman, Inc.,
              10.000% 08/15/08                                                                                 509,437
                                                                                                          ------------
                                                                                                             3,261,205
                                                                                                          ------------
              COMPUTER SERVICES - 0.2%
    75,000    Electronic Data Systems Corporation,
              7.125% 10/15/09(a)                                                                                80,560
    65,000    Electronic Data Systems Corporation,
              7.450% 10/15/29                                                                                   65,064
    30,000    Electronic Data Systems Corporation, Series B,
              6.500% 08/01/13                                                                                   30,259
                                                                                                          ------------
                                                                                                               175,883
                                                                                                          ------------
              COMPUTERS AND OFFICE EQUIPMENT - 0.5%
   105,000    Stratus Technologies Inc.,
              10.375% 12/01/08                                                                                  95,025
   220,000    Unisys Corporation,
              7.250% 01/15/05                                                                                  222,475
    60,000    Unisys Corporation,
              8.125% 06/01/06(a)                                                                                63,975
    85,000    Unisys Corporation,
              6.875% 03/15/10                                                                                   88,613
                                                                                                          ------------
                                                                                                               470,088
                                                                                                          ------------
              CONGLOMERATES - 0.1%
   120,000    Warner Music Group,
              7.375% 04/15/14                                                                                  124,200
                                                                                                          ------------
              CONSTRUCTION - 1.2%
   350,000    Dayton Superior Corporation,
              10.750% 09/15/08                                                                                 374,500
   405,000    The Shaw Group Inc.,
              10.750% 03/15/10(a)                                                                              425,250
   158,000    URS Corporation,
              11.500% 09/15/09                                                                                 181,700
   145,000    URS Corporation, Series B,
              12.250% 05/01/09(a)                                                                              154,425
                                                                                                          ------------
                                                                                                             1,135,875
                                                                                                          ------------
              CONSUMER SERVICES - 1.8%
   275,000    Jafra Cosmetics,
              10.750% 05/15/11                                                                                 311,438
   565,000    Protection One, Inc.,
              7.375% 08/15/05                                                                                  560,055
   340,000    Protection One, Inc., Series B,
              8.125% 01/15/09                                                                                  300,900
   280,000    Rent-Way, Inc.,
              11.875% 06/15/10                                                                                 305,200
    50,000    Service Corporation International,
              7.200% 06/01/06                                                                                   52,250

   115,000    Service Corporation International,
              6.875% 10/01/07                                                                                  120,463
                                                                                                          ------------
                                                                                                             1,650,306
                                                                                                          ------------
              DEPARTMENT AND DISCOUNT STORES - 0.0%+
    46,901    Kmart Corporation, Series 1995K-3,
              8.540% 01/02/15(b)                                                                                15,243
                                                                                                          ------------
              DIVERSIFIED ELECTRONICS - 0.1%
   130,000    Knowles Electronics Holdings, Inc.,
              13.125%** 10/15/09                                                                               136,825
                                                                                                          ------------
              DIVERSIFIED MANUFACTURING - 1.0%
   335,000    Invista,
              9.250% 05/01/12 (caret)                                                                          357,613
   265,000    Lone Star Technologies, Inc., Series B,
              9.000% 06/01/11                                                                                  283,550
   215,000    Mueller Group Inc.,
              10.000% 05/01/12 (caret)                                                                         232,200
                                                                                                          ------------
                                                                                                               873,363
                                                                                                          ------------
              ELECTRIC POWER - NON NUCLEAR - 6.7%
    71,027    AES Corporation,
              10.000% 07/15/05 (caret)                                                                          72,092
   315,000    AES Corporation,
              7.750% 03/01/14                                                                                  325,238
   775,000    AES Corporation,
              9.000% 05/15/15 (caret)                                                                          873,812
   253,196    AES Eastern Energy LP, Series 1999-A,
              9.000% 01/02/17                                                                                  284,846
   150,000    AES Eastern Energy LP, Series 1999-B,
              9.670% 01/02/29                                                                                  175,500
    99,455    Caithness Coso Funding Corporation, Series B,
              9.050% 12/15/09                                                                                  109,400
    10,000    Calpine Corporation,
              7.625% 04/15/06(a)                                                                                 9,250
    60,000    Calpine Corporation,
              8.750% 07/15/07(a)                                                                                47,550
   100,000    Calpine Corporation,
              7.750% 04/15/09(a)                                                                                64,000
   829,000    Calpine Corporation,
              8.500% 07/15/10 (caret)(a)                                                                       634,184
   128,841    Cedar Brakes I LLC, Series B,
              8.500% 02/15/14                                                                                  132,062
   286,065    Cedar Brakes II LLC,
              9.875% 09/01/13                                                                                  316,102
    70,000    Consumers Energy Company,
              6.250% 09/15/06                                                                                   73,797
   130,000    ESI Tractebel Acquisition Corporation, Series B,
              7.990% 12/30/11                                                                                  134,225
   170,000    Mirant Americas Generation LLC,
              8.300% 05/01/11(b)                                                                               149,600
    15,000    Mirant Americas Generation LLC,
              8.500% 10/01/21(b)                                                                                13,125
   145,000    Mirant Americas Generation LLC,
              9.125% 05/01/31(a)(b)                                                                            126,875
   100,000    Mirant Revolving Credit Facility (Citigroup),
              0.000% 01/15/05(b)(c)(f)(g)                                                                       61,083
   216,158    Mirant Revolving Credit Facility (J.P. Morgan Chase & Company),
              0.000% 07/17/05(b)(c)(f)(g)                                                                      142,124
   208,333    NRG Energy, Inc.,
              5.559%** 06/23/10(f)(g)                                                                          213,802
   367,730    NRG Energy, Inc.,
              5.930%** 06/23/10(f)(g)                                                                          377,383
   500,000    NRG Energy, Inc.,
              8.000% 12/15/13 (caret)(a)                                                                       535,625
   340,000    PG&E Corporation,
              6.875% 07/15/08                                                                                  368,050
   285,000    PG&E Transmission Northwest,
              7.100% 06/01/05                                                                                  291,413
   100,000    Reliant Energy Inc.,
              9.250% 07/15/10                                                                                  107,375
    16,623    Salton Sea Funding, Series B,

              7.370% 05/30/05                                                                                   17,163
   295,000    Southern California Edison Company,
              8.000% 02/15/07                                                                                  326,533
   104,304    Tiverton/Rumford Power Association,
              9.000% 07/15/18 (caret)                                                                           76,142
    80,000    Westar Energy, Inc.,
              7.875% 05/01/07                                                                                   88,683
                                                                                                          ------------
                                                                                                             6,147,034
                                                                                                          ------------
              EXPLORATION AND PRODUCTION - 3.0%
   845,000    El Paso Production Holding Company,
              7.750% 06/01/13                                                                                  847,112
   111,000    Energy Corporation of America, Series A,
              9.500% 05/15/07                                                                                  106,560
   285,000    Exco Resources, Inc.,
              7.250% 01/15/11 (caret)                                                                          302,100
   350,000    Forest Oil Corporation,
              8.000% 06/15/08                                                                                  386,750
    25,000    Newfield Exploration Company,
              7.625% 03/01/11                                                                                   28,000
    25,000    Newfield Exploration Company,
              8.375% 08/15/12                                                                                   28,125
   130,000    Plains Exploration and Production Company, Series B,
              8.750% 07/01/12                                                                                  145,925
   350,000    Stone Energy Corporation,
              8.250% 12/15/11                                                                                  377,125
   105,000    Vintage Petroleum, Inc.,
              7.875% 05/15/11                                                                                  112,350
   335,000    Vintage Petroleum, Inc.,
              8.250% 05/01/12                                                                                  372,688
                                                                                                          ------------
                                                                                                             2,706,735
                                                                                                          ------------
              FINANCE - MISCELLANEOUS - 1.5%
   460,000    American Real Estate Partners LP,
              8.125% 06/01/12 (caret)                                                                          484,150
   355,000    Fremont General Corporation, Series B,
              7.875% 03/17/09                                                                                  347,900
   155,000    LaBranche & Company Inc.,
              9.500% 05/15/09 (caret)(a)                                                                       155,000
   410,000    LaBranche & Company Inc.,
              11.000% 05/15/12 (caret)                                                                         421,275
                                                                                                          ------------
                                                                                                             1,408,325
                                                                                                          ------------
              FOOD PRODUCTS - 1.7%
    85,000    Herbalife International, Inc., Class A,
              11.750% 07/15/10                                                                                  97,325
   290,000    National Beef Packing Company LLC,
              10.500% 08/01/11                                                                                 297,250
   465,000    Seminis, Inc.,
              10.250% 10/01/13                                                                                 518,475
   205,000    Swift & Company,
              10.125% 10/01/09                                                                                 224,988
   380,000    Swift & Company,
              12.500% 01/01/10                                                                                 419,900
                                                                                                          ------------
                                                                                                             1,557,938
                                                                                                          ------------
              HEALTH SERVICES - 2.1%
   375,000    AmeriPath, Inc.,
              10.500% 04/01/13                                                                                 382,500
   270,000    HCA Inc.,
              8.360% 04/15/24                                                                                  301,038
   235,000    HCA Inc.,
              7.500% 11/15/95                                                                                  227,105
    67,000    Manor Care, Inc.,
              7.500% 06/15/06                                                                                   71,754
   490,000    Quintiles Transnational Corporation,
              10.000% 10/01/13                                                                                 519,400
   455,000    Vanguard Health Systems,
              9.000% 10/01/14 (caret)                                                                          456,138
                                                                                                          ------------
                                                                                                             1,957,935
                                                                                                          ------------
              HEAVY MACHINERY - 0.2%
   200,000    JLG Industries, Inc.,

              8.250% 05/01/08                                                                                  213,000
                                                                                                          ------------
              INSURANCE - 0.9%
   330,000    Crum & Forster Holdings Corporation,
              10.375% 06/15/13                                                                                 352,275
   645,000    Lumbermens Mutual Casualty,
              9.150% 07/01/26 (caret)(b)                                                                        16,125
    30,000    Lumbermens Mutual Casualty,
              8.450% 12/01/97 (caret)(b)                                                                           750
    40,000    Provident Companies, Inc.,
              7.250% 03/15/28                                                                                  134,400
   330,000    UnumProvident Corporation
              6.750% 12/15/28                                                                                  301,950
                                                                                                          ------------
                                                                                                               805,500
                                                                                                          ------------
              LODGING AND RECREATION - 3.7%
   400,000    Caesars Entertainment, Inc.,
              8.875% 09/15/08                                                                                  455,999
    85,000    Gaylord Entertainment Company,
              8.000% 11/15/13                                                                                   89,463
   245,000    ITT Corporation,
              7.375% 11/15/15                                                                                  267,050
    50,000    ITT Corporation,
              7.750% 11/15/25                                                                                   51,250
   130,000    Jacobs Entertainment, Inc.,
              11.875% 02/01/09                                                                                 146,900
   160,000    LCE Acquisition Corporation,
              9.000% 08/01/14 (caret)                                                                          165,200
    50,000    Mandalay Resort Group,
              9.500% 08/01/08                                                                                   57,500
   310,000    MGM Mirage Inc.,
              8.375% 02/01/11(a)                                                                               342,163
    37,000    President Casinos, Inc.,
              13.000% 12/31/05(b)(e)                                                                            14,060
   205,000    Six Flags, Inc.,
              9.750% 04/15/13(a)                                                                               193,725
   305,000    Six Flags, Inc.,
              9.625% 06/01/14                                                                                  285,175
   390,000    Trump Atlantic City Associates,
              11.250% 05/01/06(a)                                                                              336,375
    88,832    United Artists Theatre Circuit Inc., Series 1995-A,
              9.300% 07/01/15(f)                                                                                90,609
   780,000    Venetian Casino Resort, LLC,
              11.000% 06/15/10                                                                                 902,849
                                                                                                          ------------
                                                                                                             3,398,318
                                                                                                          ------------
              MEDICAL DEVICES AND SUPPLIES - 0.8%
   320,000    Fisher Scientific International Inc.,
              8.125% 05/01/12                                                                                  356,800
   210,000    Fisher Scientific International Inc.,
              8.000% 09/01/13                                                                                  235,200
   115,000    National Nephrology Associates, Inc.,
              9.000% 11/01/11 (caret)                                                                          132,969
                                                                                                          ------------
                                                                                                               724,969
                                                                                                          ------------
              METALS AND MINING - 1.8%
   450,000    Allegheny Ludlum Corporation,
              6.950% 12/15/25                                                                                  427,500
   170,000    Allegheny Technologies, Inc.,
              8.375% 12/15/11(a)                                                                               181,050
   445,000    Commonwealth Industries, Inc.,
              10.750% 10/01/06                                                                                 446,113
   430,000    Foundation Pennsylvania Coal Company
              7.250% 08/01/14 (caret)                                                                          456,874
   165,000    Thermadyne Holdings Corporation,
              9.250% 02/01/14                                                                                  160,463
                                                                                                          ------------
                                                                                                             1,672,000
                                                                                                          ------------
              NATURAL GAS PIPELINES - 3.9%
   430,000    ANR Pipeline, Inc.,
              9.625% 11/01/21                                                                                  511,699
   165,000    ANR Pipeline, Inc.,

              7.375% 02/15/24                                                                                  166,650
   470,000    Dynegy Holdings Inc.,
              9.875% 07/15/10 (caret)                                                                          531,099
   315,000    Dynegy Holdings Inc.,
              10.125% 07/15/13 (caret)                                                                         362,249
   280,000    El Paso Corporation,
              7.000% 05/15/11(a)                                                                               270,200
    40,000    El Paso Corporation,
              7.500% 11/15/26                                                                                   39,500
   185,000    El Paso Corporation,
              8.375%** 06/15/32                                                                                195,175
   105,000    El Paso Corporation, MTN,
              7.800% 08/01/31                                                                                   92,138
   220,000    El Paso Corporation, Series A,
              7.625% 08/01/10                                                                                  235,400
   142,000    El Paso Energy Partners, Series B,
              8.500% 06/01/11                                                                                  159,573
   154,000    GulfTerra Energy Partners, LP,
              10.625% 12/01/12                                                                                 193,270
   240,000    Northwest Pipelines Corporation,
              7.125% 12/01/25                                                                                  244,800
    45,000    Southern Natural Gas Company,
              7.350% 02/15/31                                                                                   44,438
   220,000    Tennessee Gas Pipeline Company,
              7.000% 10/15/28                                                                                  209,000
    55,000    Tennessee Gas Pipeline Company,
              8.375% 06/15/32                                                                                   58,850
    25,000    Tennessee Gas Pipeline Company,
              7.625% 04/01/37                                                                                   24,875
   195,000    Transcontinental Gas Pipe Line Corporation,
              7.250% 12/01/26                                                                                  203,288
                                                                                                          ------------
                                                                                                             3,542,204
                                                                                                          ------------
              NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.7%
   420,000    IPC Acquisition Corporation,
              11.500% 12/15/09                                                                                 462,000
   355,000    Lucent Technologies Inc.,
              7.250% 07/15/06(a)                                                                               376,300
   235,000    Lucent Technologies Inc.,
              5.500% 11/15/08(a)                                                                               235,000
    80,000    Lucent Technologies Inc.,
              6.500% 01/15/28                                                                                   64,800
   475,000    Lucent Technologies Inc.,
              6.450% 03/15/29                                                                                  384,750
                                                                                                          ------------
                                                                                                             1,522,850
                                                                                                          ------------
              OIL REFINING AND MARKETING - 0.2%
   190,000    Tesoro Petroleum Corporation,
              8.000% 04/15/08                                                                                  205,200
                                                                                                          ------------
              OILFIELD SERVICES - 1.2%
   105,000    Dresser, Inc.,
              9.375% 04/15/11                                                                                  115,500
   115,000    Grant Prideco, Inc., Series B,
              9.625% 12/01/07                                                                                  129,663
    75,000    Parker Drilling Company,
              9.625% 10/01/13                                                                                   83,625
    90,000    Parker Drilling Company, Series B,
              10.125% 11/15/09                                                                                  95,513
   565,000    Pride International, Inc.,
              7.375% 07/15/14 (caret)                                                                          627,149
    70,000    Trico Marine Services, Inc.,
              8.875% 05/15/12(a)(b)                                                                             30,800
                                                                                                          ------------
                                                                                                             1,082,250
                                                                                                          ------------
              PACKAGING AND CONTAINERS - 1.7%
   395,000    Consolidated Container Company LLC,
              (0.000)% due 06/15/09
              10.750% beginning 06/15/07 (caret)                                                               317,975
   255,000    Owens-Brockway Glass Containers, Inc.,
              8.875% 02/15/09                                                                                  277,313
    70,000    Owens-Brockway Glass Containers, Inc.,
              8.250% 05/15/13                                                                                   74,550

   465,000    Owens-Illinois, Inc.,
              8.100% 05/15/07(a)                                                                               488,250
   250,000    Owens-Illinois, Inc.,
              7.800% 05/15/18                                                                                  242,500
   120,000    Tekni-Plex, Inc.,
              8.750% 11/15/13 (caret)(a)                                                                       114,000
                                                                                                          ------------
                                                                                                             1,514,588
                                                                                                          ------------
              PAPER AND FOREST PRODUCTS - 2.1%
    95,000    Bowater Inc.,
              9.000% 08/01/09                                                                                  104,666
   155,000    Georgia-Pacific Corporation,
              8.875% 02/01/10                                                                                  181,350
    85,000    Georgia-Pacific Corporation,
              9.375% 02/01/13                                                                                  100,088
   360,000    Georgia-Pacific Corporation,
              8.000% 01/15/24                                                                                  409,500
   155,000    Georgia-Pacific Corporation,
              7.375% 12/01/25                                                                                  165,075
    85,000    Georgia-Pacific Corporation,
              7.250% 06/01/28                                                                                   87,975
    15,000    Georgia-Pacific Corporation,
              7.750% 11/15/29                                                                                   16,125
   555,000    Georgia-Pacific Corporation,
              8.875% 05/15/31                                                                                  672,937
   115,000    Pope and Talbot, Inc.,
              8.375% 06/01/13                                                                                  120,175
    45,000    Pope and Talbot, Inc.,
              8.375% 06/01/13                                                                                   47,025
                                                                                                          ------------
                                                                                                             1,904,916
                                                                                                          ------------
              PHARMACEUTICALS - 1.4%
 2,090,000    Pharma Intermediate,
              (0.000)% due 04/01/14
              11.500% beginning 04/01/09% (caret)                                                            1,316,700
                                                                                                          ------------
              PUBLISHING AND ADVERTISING - 1.6%
   145,000    American Color Graphics,
              10.000% 06/15/10                                                                                 111,650
   176,515    Hollinger Participation Trust,
              12.125% 11/15/10 (caret)(d)                                                                      201,668
   325,000    Houghton Mifflin Company,
              7.200% 03/15/11                                                                                  338,407
   110,000    Medianews Group Inc.,
              6.875% 10/01/13                                                                                  113,575
   330,000    Morris Publishing Group LLC,
              7.000% 08/01/13                                                                                  332,063
   110,000    Phoenix Color Corporation,
              10.375% 02/01/09                                                                                 105,600
   130,000    Vertis Inc.,
              9.750% 04/01/09                                                                                  139,750
    98,787    Ziff Davis Media Inc., Series B,
              13.000% 08/12/09                                                                                  95,823
                                                                                                          ------------
                                                                                                             1,438,536
                                                                                                          ------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
     5,000    Crescent Real Estate Equities LP,
              7.500% 09/15/07                                                                                    5,113
   300,000    Crescent Real Estate Equities LP,
              9.250% 04/15/09                                                                                  323,250
   415,000    Omega Healthcare Investors, Inc.,
              7.000% 04/01/14 (caret)                                                                          421,225
                                                                                                          ------------
                                                                                                               749,588
                                                                                                          ------------
              SEMICONDUCTORS - 0.2%
    35,000    Amkor Technology, Inc.,
              7.125% 03/15/11                                                                                   28,700
    45,000    Amkor Technology, Inc.,
              7.750% 05/15/13                                                                                   36,900
   110,000    ON Semiconductor Corporation,
              13.000% 05/15/08                                                                                 123,200
    20,000    ON Semiconductor Corporation,
              12.000% 03/15/10                                                                                  23,000
                                                                                                          ------------

                                                                                                               211,800
                                                                                                          ------------
              SOFTWARE - 0.2%
   200,000    UGS Corporation,
              10.000% 06/01/12 (caret)                                                                         218,000
                                                                                                          ------------
              STEEL - 0.7%
   150,000    AK Steel Corporation,
              7.750% 06/15/12                                                                                  146,625
   245,000    UCAR Finance Inc.,
              10.250% 02/15/12                                                                                 280,525
   180,000    United States Steel LLC,
              10.750% 08/01/08                                                                                 212,400
                                                                                                          ------------
                                                                                                               639,550
                                                                                                          ------------
              TELECOMMUNICATIONS SERVICES - 4.6%
    68,000    Alamosa Delaware Inc.,
              11.000% 07/31/10                                                                                  77,010
   110,000    Alamosa Delaware Inc.,
              (0.000)% due 07/31/09
              12.000% beginning 07/31/05                                                                       113,300
    70,000    American Tower Escrow,
              7.980%*** 08/01/08                                                                                52,150
   125,000    COLO.COM,
              13.875% 03/15/10 (caret)(b)(e)                                                                        13
    45,000    Dobson Communications Corporation, Class A,
              10.875% 07/01/10                                                                                  32,400
   230,000    Dobson Communications Corporation, Class A,
              8.875% 10/01/13(a)                                                                               148,350
    35,026    Globix Corporation,
              11.000% 05/01/08 (caret)(d)                                                                       32,224
    40,825    GT Telecom Racers Notes Trust, Series A,
              0.000%** 06/30/08(b)(c)(e)                                                                             4
    29,175    GT Telecom Racers Notes Trust, Series B,
              0.000%** 06/30/08(b)(c)(e)                                                                             3
    81,000    Loral Cyberstar Inc.,
              10.000% 07/15/06(b)                                                                               63,990
   270,000    PanAmSat Corporation,
              9.000% 08/15/14 (caret)                                                                          280,800
   115,000    Qwest Capital Funding, Inc.,
              7.750% 08/15/06                                                                                  115,431
   275,000    Qwest Communications International Inc.,
              7.250% 02/15/11 (caret)(a)                                                                       260,563
   205,000    Qwest Communications International Inc., Series B,
              7.500% 11/01/08                                                                                  183,475
   350,000    Qwest Communications Term B (Credit Suisse First Boston),
              6.950%** 06/30/10(f)(g)                                                                          344,970
    10,000    Qwest Corporation,
              5.625% 11/15/08                                                                                    9,800
   135,000    Qwest Corporation,
              9.125% 03/15/12 (caret)                                                                          148,500
   220,000    Qwest Corporation,
              7.250% 09/15/25                                                                                  198,000
   300,000    Qwest Corporation,
              8.875% 06/01/31                                                                                  296,250
   203,000    Qwest Services Corporation,
              13.000%** 12/15/07 (caret)                                                                       230,913
   464,000    Qwest Services Corporation,
              14.000%** 12/15/10 (caret)                                                                       541,719
   379,000    Qwest Services Corporation,
              14.500%** 12/15/14 (caret)                                                                       458,589
   155,000    Syniverse Technologies Inc., Series B,
              12.750% 02/01/09                                                                                 173,600
   325,000    Triton PCS Holdings Inc.,
              8.500% 06/01/13                                                                                  294,938
   190,000    US Unwired Inc., Series B,
              10.000% 06/15/12                                                                                 197,125
                                                                                                          ------------
                                                                                                             4,254,117
                                                                                                          ------------
              TOBACCO - 1.1%
   365,000    Commonwealth Brands, Inc.,
              9.750% 04/15/08 (caret)                                                                          379,600
   200,000    Commonwealth Brands, Inc.,

              10.625% 09/01/08 (caret)                                                                         208,000
   450,000    DIMON Inc.,
              7.750% 06/01/13                                                                                  438,750
                                                                                                          ------------
                                                                                                             1,026,350
                                                                                                          ------------
              UTILITIES - MISCELLANEOUS - 0.1%
    55,000    Sensus Metering Systems,
              8.625% 12/15/13                                                                                   56,100
                                                                                                          ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $56,372,451)                                                                          59,907,882
                                                                                                          ------------
              FOREIGN BONDS AND NOTES - 11.3%
              BROADCASTING AND CABLE - 2.5%
   280,000    CanWest Media Inc., Series B,
              7.625% 04/15/13                                                                                  301,000
   680,000(h) Ono Finance Plc,
              10.500% 05/15/14 (caret)                                                                         844,559
   120,000    Quebecor Media Inc.,
              11.125% 07/15/11                                                                                 138,600
   315,000    Quebecor Media Inc.,
              (0.000)% due 07/15/11
              13.750% beginning 07/15/06                                                                       303,975
    35,000    Rogers Cable Inc.,
              11.000% 12/01/15                                                                                  39,200
   365,000(i) Shaw Communications Inc., Class B,
              7.500% 11/20/13                                                                                  296,906
   145,000(h) Telenet Communication NV,
              9.000% 12/15/13 (caret)                                                                          189,545
   270,000    Telenet Group Holdings, NV,
              (0.000)% due 06/15/14
              11.50% beginning 12/15/08 (caret)(a)                                                             198,450
                                                                                                          ------------
                                                                                                             2,312,235
                                                                                                          ------------
              CHEMICALS - SPECIALTY - 0.7%
   553,000    Acetex Corporation,
              10.875% 08/01/09                                                                                 608,300
                                                                                                          ------------
              DIVERSIFIED MANUFACTURING - 0.3%
   240,000    Heckler & Koch Gmbh,
              9.250% 07/15/11 (caret)                                                                          315,965
                                                                                                          ------------
              ELECTRIC POWER - NON NUCLEAR - 0.7%
   920,000    Calpine Canada Energy Finance,
              8.500% 05/01/08(a)                                                                               634,800
                                                                                                          ------------
              FOOD PRODUCTS - 0.6%
   310,000    Burns Philp Capital Property Ltd.,
              10.750% 02/15/11                                                                                 342,550
    75,000    Burns Philp Capital Property Ltd.,
              9.500% 11/15/10                                                                                   81,375
   500,000(h) Parmalat Finance Corporation, BV,
              6.250% 02/07/05(b)                                                                                93,150
                                                                                                          ------------
                                                                                                               517,075
                                                                                                          ------------
              INSURANCE - 0.2%
   220,000    Fairfax Financial Holdings Limited,
              7.750% 07/15/37                                                                                  170,500
                                                                                                          ------------
              OILFIELD SERVICES - 1.4%
   435,000    J. Ray McDermott, S.A.,
              11.000% 12/15/13 (caret)                                                                         473,063
   203,360    Petroleum Geo-Services ASA,
              8.000% 11/05/06                                                                                  207,936
   549,387    Petroleum Geo-Services ASA,
              10.000% 11/05/10                                                                                 622,180
                                                                                                          ------------
                                                                                                             1,303,179
                                                                                                          ------------
              PACKAGING AND CONTAINERS - 1.9%
   660,000    Crown Cork & Seal Company, Inc.,
              7.000% 12/15/06(a)                                                                               679,800
   595,000    Crown Euro Holdings S.A.,
              9.500% 03/01/11                                                                                  663,425
   315,000    Crown Euro Holdings S.A.,
              10.875% 03/01/13                                                                                 366,188
                                                                                                          ------------
                                                                                                             1,709,413
                                                                                                          ------------
              PAPER AND FOREST PRODUCTS - 1.2%

    75,000    Abitibi-Consolidated Inc.,
              8.850% 08/01/30                                                                                   74,250
   290,000    Smurfit Capital Funding Plc,
              7.500% 11/20/25                                                                                  288,550
   400,000    Tembec Industries, Inc.,
              8.625% 06/30/09                                                                                  410,000
    75,000    Tembec Industries, Inc.,
              8.500% 02/01/11                                                                                   78,375
   225,000    Tembec Industries, Inc.,
              7.750% 03/15/12                                                                                  226,125
                                                                                                          ------------
                                                                                                             1,077,300
                                                                                                          ------------
              PUBLISHING AND ADVERTISING - 0.6%
   236,000    Hollinger Inc.,
              12.875%** 03/01/11 (caret)                                                                       258,540
   275,000    Sun Media Corporation,
              7.625% 02/15/13                                                                                  294,250
                                                                                                          ------------
                                                                                                               552,790
                                                                                                          ------------
              RAILROADS, TRUCKING AND SHIPPING - 0.3%
   100,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              11.750% 06/15/09                                                                                 101,000
   155,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              12.500% 06/15/12                                                                                 172,050
    40,000    Sea Containers Ltd., Series B,
              7.875% 02/15/08                                                                                   39,200
                                                                                                          ------------
                                                                                                               312,250
                                                                                                          ------------
              STEEL - 0.4%
   311,000    Algoma Steel Inc.,
              11.000%** 12/31/09(f)                                                                            345,210
                                                                                                          ------------
              TELECOMMUNICATIONS SERVICES - 0.5%
   275,000    Millicom International Cellular S.A.,
              10.000% 12/01/13 (caret)                                                                         276,375
   185,000    Rogers Cantel Inc.,
              9.750% 06/01/16                                                                                  206,506
                                                                                                          ------------
                                                                                                               482,881
                                                                                                          ------------
              TOTAL FOREIGN BONDS AND NOTES
                 (Cost $9,380,943)                                                                          10,341,898
                                                                                                          ------------
              FOREIGN CONVERTIBLE BONDS AND NOTES - 0.6%
                (Cost $463,576)
              TELECOMMUNICATIONS SERVICES - 0.6%
   615,000    Nortel Networks Corporation,
              4.250% 09/01/08                                                                                  593,475
                                                                                                          ------------
SHARES

              PREFERRED STOCKS - 1.8%
              BROADCASTING AND CABLE - 0.0%+
       600    Paxson Communications Corporation(d)                                                              45,150
                                                                                                          ------------
              HEALTH SERVICES - 0.5%
    15,800    QuadraMed Corporation (caret)                                                                    379,200
                                                                                                          ------------
              PUBLISHING AND ADVERTISING - 0.3%
     6,000    Haights Cross Communications Inc.=(f)                                                            301,500
        25    Ziff Davis Holdings Inc., Series E-1=                                                             13,063
                                                                                                          ------------
                                                                                                               314,563
                                                                                                          ------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
     5,750    Sovereign REIT, Series A (caret)                                                                 846,687
                                                                                                          ------------
              TELECOMMUNICATIONS SERVICES - 0.0%+
     3,477    NEON Communications, Inc.=(e)(f)                                                                  39,116
                                                                                                          ------------
              TOTAL PREFERRED STOCKS
                 (Cost $1,520,993)                                                                           1,624,716
                                                                                                          ------------
              WARRANTS - 0.1%
    28,376    ACP Holding Company
              Expire 10/07/13=(caret)                                                                           41,854
       125    COLO.COM
              Expire 03/15/10=(caret)                                                                                1
        10    General Chemical Industrial Products Inc., Class A

              Expire 03/31/2011=(a)(e)(f)                                                                          124
        13    General Chemical Industrial Products Inc., Class B
              Expire 03/31/2011=(a)(e)(f)                                                                          471
         9    Haights Cross Communications Inc.
              Expire 12/10/11=(e)(f)                                                                               0++
     5,880    Haights Cross Communications Inc.
              Expire 12/10/11=(e)(f)                                                                                59
    31,905    NEON Communications, Inc.
              Expire 12/02/12=(e)(f)                                                                               319
    20,868    NEON Communications, Inc.
              Expire 12/02/12=(e)(f)                                                                               209
    17,391    NEON Communications, Inc., Class A
              Expire 12/02/12=(e)(f)                                                                            21,739
       105    Ono Finance plc
              Expire 03/16/11=(caret)(e)                                                                             1
     4,730    Ziff Davis Holdings Inc.
              Expire 08/12/12=(caret)                                                                            2,365
                                                                                                          ------------
              TOTAL WARRANTS
                   (Cost $65,235)                                                                               67,142
                                                                                                          ------------
              AFFILIATED INVESTMENT COMPANIES - 26.6%
                   (Cost $24,375,844)
24,375,844    Nations Cash Reserves, Capital Class Shares#                                                  24,375,844
                                                                                                          ------------
              TOTAL INVESTMENTS
                   (Cost $96,561,363*)                                                    110.6%           101,297,404
                                                                                                          ------------
              TOTAL OTHER ASSETS AND LIABILITIES (NET)                                    (10.6)%           (9,678,911)
                                                                                                          ------------
              NET ASSETS                                                                  100.0%            91,618,493
                                                                                                          ============

* Cost for both financial statement and federal income tax purposes is the same.

** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

= Non-income producing security.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Amount represents less than 0.1%.

++ Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $12,263,844.

(a) All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $10,724,566 and $10,647,600 respectively.

(b) Issue in default.

(c) Issuer in bankruptcy.

(d) PIK ("Payment In Kind"). Interest or dividend payment is made with additional securities.

(e) Fair valued security.

(f) Restricted and Illiquid security.

(g) Loan participation agreement.

(h) Principal amount denominated in Euro.

(i)Principal amount denominated in Canadian dollar.

ABBREVIATIONS:
MTN - Medium Term Note

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Nations Separate Account Trust
             ----------------------------------------------------

By (Signature and Title)  /s/ Keith T. Banks
                         -----------------------------------------------------
                         Keith T. Banks, President and Chief Executive Officer


Date: November 29, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Keith T. Banks
                         -----------------------------------------------------
                         Keith T. Banks, President and Chief Executive Officer

By (Signature and Title)   /s/ Gerald Murphy
                         -----------------------------------------------------
                         Gerald Murphy, Chief Financial Officer and Treasurer

Date: November 29, 2004